N-6	May 01, 2024 USD ($) yr
Prospectus:
Document Type	N-6
Entity Registrant Name	SEPARATE ACCOUNT FP
Entity Central Index Key	0000771726
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Fees and Expenses [Text Block]

FEES AND EXPENSES

Charges for Early Withdrawals
We will not deduct a charge for making a partial withdrawal from your policy, however, if you surrender the policy in its first 15 years, you will be subject to a surrender charge of up to 3.383% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $3,383.

For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus.

Transaction Charges
In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (
e.g.
, wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insureds (
e.g.
, age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options that you invest in (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.57%	2.65%
Portfolio expenses are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses and may change from year to year.
For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy” which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in this prospectus.

Charges for Early Withdrawals [Text Block]
We will not deduct a charge for making a partial withdrawal from your policy, however, if you surrender the policy in its first 15 years, you will be subject to a surrender charge of up to 3.383% of face amount. For example, if you surrender your policy in the first year and the policy face amount was $100,000, you could pay a surrender charge of up to $3,383.

For more information on the impacts of withdrawals, please refer to “Making withdrawals from your policy” in this prospectus.

Surrender Charge Phaseout Period, Years | yr	15
Surrender Charge (of Purchase Payments) Maximum [Percent]	3.383%
Surrender Charge Example Maximum [Dollars]	$ 3,383
Transaction Charges [Text Block]
In addition to surrender charges, you may be subject to other transaction charges, including charges on each premium paid under the policy, charges in connection with requests to decrease your policy’s face amount, transfer fees, and other special service charges (
e.g.
, wire transfer charges, express mail charges, policy illustration charges, duplicate policy charges, policy history charges, and charges for returned payments).

For more information on transaction charges, please refer to the “Fee Table” in this prospectus.

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the policy, administration and mortality risks, and the cost of optional benefits available under the policy. Such fees and expenses may be based on characteristics of the insureds (
e.g.
, age, sex, risk class and particular health, occupational or vocational risks). You should view the information pages of your policy for rates applicable to your policy.

You will also bear expenses associated with the variable investment options that you invest in (the “Portfolios”) under the policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Portfolios	0.57%	2.65%
Portfolio expenses are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses and may change from year to year.
For more information on ongoing fees and expenses, please refer to the “Fee Table” in this prospectus and Appendix: “Investment options available under the policy” which is part of this prospectus.

The Investment Expense Reduction may apply to the calculation of daily unit values of the variable investment options. The Investment Expense Reduction is described in further detail in this prospectus.

Investment Options (of Other Amount) Minimum [Percent]	0.57%
Investment Options (of Other Amount) Maximum [Percent]	2.65%
Risks [Table Text Block]
RISKS

Risk of Loss	You may lose money by investing in the policy.

Not a Short-Term Investment
The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is des
i
gned to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.

Risks Associated with Investment Options
An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy and the guaranteed interest option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH160743.

For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.

5

Insurance Company Risks
An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in this prospectus.

Policy Lapse
Death benefits will not be paid if the policy has lapsed. Your policy may lapse if, due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your policy account value does not cover policy charges. If your policy is in default, you will be notif ie
d in writing and given an opportunity to make an additional payment to keep your policy in force and prevent it from lapsing. The grace period you have to make said additional payment will be 61 days long. If your policy lapses, you will be notified in writing and you may be able to make additional payments to restore your policy’s benefits. In this case, additional requirements must also be met to restore your policy. If your policy provides for a no-lapse
guarantee, you may have to pay more premiums to have the benefits of the no lapse guarantee.

For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” and “You can guarantee that your policy will not terminate before a certain date” in this prospectus.

Investment Restrictions [Text Block]	You may allocate your premiums to any of the Portfolios set forth in Appendix: “Investment options available under the policy”
(
unless you exercise the Paid Up Death Benefit Guarantee in which case you are limited to certain investment options as provided in said Appendix) or to the GIO. We reserve the right to remove or substitute Portfolios as investment options under the policy.
Currently, the total of all transfers you make on the same day must be at least $500; except that you may transfer your entire balance in a single Portfolio, even if it is less than $500.
We may limit transfers you can make into the unloaned GIO, if the paid up death benefit guarantee is in effect. For more information, please refer to “Guaranteed Interest Option” in “Investment options within your policy” in this prospectus.
We allow only one request for transfers each day (although that request can cover multiple transfers). Only written transfer requests submitted to our Administrative Office may be processed for Policies that are jointly owned or assigned. We reserve the right to limit Policy transfers if we determine that you are engaged in a disruptive transfer activity, such as “market ti
ming.”
For more information, please refer to “Variable investment options” and “Transfers you can make” in this prospectus.

Optional Benefit Restrictions [Text Block]	As a policy owner, you may be able to obtain extra benefits, which may require additional charges. These optional benefits are described in what is known as a “rider” to the policy.Optional benefits may be subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time, un
l
ess previously elected.For more information on optional benefits and other limitations und
e
r th
e poli
cy, please refer to “Other benefits” and “Suicide and certain misstatements” in this prospe
c
	tus.
Tax Implications [Text Block]
You should consult with a tax professional to determine the tax implications of an in
vestment in and payments received under the policy. There is no additional tax benefit to the investor if the policy is purchased through a tax-qualified
plan or individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject t
o
tax penalties.
	For more information on tax implications relating to policy investments, please refer to “Tax information” in this prospectus.
Investment Professional Compensation [Text Block]	Some financial professionals may receive compensation for selling the policy to you, both in the form of commissions or in the form of contribution-based compensation. Financial professionals may also receive additional compensation for enhanced marketing opportunities and other services (commonly referred to as “marketing allowances”). This conflict of interest may influence the financial professional to recommend this policy over another investment.premiums (relative to your policy’s insurance coverage), but increases those limits over time. We will return any premium payments that exceed these limits.
Exchanges [Text Block]	Some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. You should only exchange your policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable to purchase the new policy, rather than continue to own your current policy.
For more information on exchanges, please refer to the paragraph titled “Secti
o
n 1035 exchanges of policies with outstanding loans” under “How you can pay for and contribute to your policy” in this prospectus, as well as the section titled “Future policy exchanges” in this prospectus.

Item 4. Fee Table [Text Block]
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Policy’s information pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender or make withdrawals from the Policy, or transfer cash value between Portfolios.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Charge	Upon each premium payment	10% of each premium (1)
Surrender (turning in) of your policy during its first 15 years or the paid up death benefit guarantee is elected for a reduced amount within the first 15 years (2)	Upon surrender	Initial surrender charge per $1,000 of initial base policy face amount: (3) Highest: $33.83 Lowest: $8.01
Charge for a Representative Investor (male age 55 in the non-tobacco user risk class/ female age 50 in the non-tobacco user risk class)	Upon surrender	Representative: $14.63
Request a decrease in your policy’s face amount during its first 15 years or the paid up death benefit guarantee is elected for a reduced amount within the first 15 years (2)	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Transfer Fees	Upon transfer	$25 per transfer (4)(6)
Special Services Charges • Wire Transfer Charge (5) • Express Mail Charge (5) • Policy Illustration Charge (6) • Duplicate Policy Charge (7) • Policy History Charge (7)(8) • Charge for Returned Payments (7)	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Current and Maximum Charge: $90 Current and Maximum Charge: $35 Current Charge: $0 Maximum Charge: $25 Current and Maximum Charge: $35 Maximum Charge: $50 Current and Maximum Charge: $25

(1)
Currently, we deduct 8% of each premium payment up to ten “target premiums” and then 5% of each premium payment after an amount equal to ten “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, among other factors. If your policy includes the Cash Value Plus Rider, a portion of the cumulative premium charges will be refunded upon the surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).

(2)
Since the charges may vary based on individual characteristics of the insureds, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(3)
If your policy includes the Cash Value Plus Rider, the surrender charges may be waived or reduced for a full surrender (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).

(4)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our g uarant
eed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus.

(5)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(6)	We do not currently charge this fee, but reserve the right to in the future.
(7)
The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(8)
The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

The next table describes the maximum fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Cost of Insurance (1)(2)(3) Minimum and Maximum Charge	Monthly	Charge per $1,000 of the amount for which we are at risk: (4) Highest: $83.34 Lowest: $0.01
Charge for a Representative Investor (male age 55 in the Preferred Plus non-tobacco user risk class/ female age 50 in the Preferred Plus non-tobacco user risk class) (7)	Monthly	Representative: $0.00042
Mortality and Expense Risk Fees	Monthly	Annual % of your value in our variable investment options

0.80%
Administrative Expenses (1)(2)	Monthly	(1) Policy Year	Amount Deducted

		1 2+	$20 $10
plus

(2) Charge per $1,000 of the initial base policy face amount during your policy’s first ten years: Highest: $0.255 Lowest: $0.05
Charge for a Representative Investor (older insured age 55/younger insured age 50)	Monthly	Representative: $0.085

Loan Interest Spread (5)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.
Optional Benefit Charges:

Adding Living Benefits Rider	At the time of the transaction	$100 (if elected after policy issue)

Cash Value Plus Rider	Monthly (while the rider is in effect)	Charge per $1,000 of the initial base policy face amount: $0.04

Estate Protector	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount: Highest: $83.34 Lowest: $0.02

Charge for a Representative Investor (male age 55 in the Preferred Plus non-tobacco user risk class/ female age 50 in the Preferred Plus non-tobacco user risk class) (6)	Monthly (while the rider is in effect)	Representative: $0.02

Exercising Living Benefits Rider	At the time of the transaction	$250

(1)
This charge varies based on individual characteristics of the insureds and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(2)	Not applicable after the younger insured person reaches age 100.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(4)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.
(5)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3.0% or (b) the “Monthly Average Corporate” yield published by Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Death benefits and accessing your money” in this prospectus.

(6)
This representative amount is the rate we guarantee in the first policy year for a representative insured male age 55 in the Preferred Plus non-tobacco user risk class/ female age 50 in the Preferred Plus non-tobacco user risk class.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy.”

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.57%	2.65%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.54%	2.36%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

You bear your proportionate share of all fees and expenses paid by a Portfolio that corresponds to any variable investment option you are using. These fees and expenses are reflected in the Portfolio’s net asset value each day. Therefore, they reduce the investment return of the Portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year.
More detail concerning each Portfolio’s fees and expenses is contained in the Trust prospectus for that Portfolio.

Investment Expense Reduction Applied to the Calculation of Daily Unit Values
We will apply an expense reduction in the calculation of the daily unit values of each variable investment option of our separate account (the “Investment Expense Reduction”). The Investment Expense Reduction for each variable investment option will be determined based upon the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio. The Net Total Annual Portfolio Operating Expense is defined as the Total Annual Portfolio Operating Expense after the application of any contractual expense limitation arrangements that are in place for more than one year.

The Investment Expense Reduction for each variable investment option will be initially determined and then annually updated, based upon the Net Total Annual Portfolio Operating Expense of each variable investment option’s corresponding Portfolio either (1) as shown in the annual Portfolio prospectuses dated on or about May 1st of each calendar year, for existing Portfolios which are effective as of that date; or (2) as shown in the initial effective Portfolio prospectuses, for new portfolios that become effective after that date, as applicable. The Investment Expense Reduction will be calculated based upon which of the three ranges (less than 0.80%, 0.80% through 1.15%, or greater than 1.15%) in the table below that the Net Total Annual Portfolio Operating Expense falls into. The ranges and formula amounts shown in the table below will not change while your policy remains in effect.

During the year, the Investment Expense Reduction will be applied daily and will be equal to the daily equivalent of the annual Investment Expense Reduction percentage that is defined in the table below. You should be aware that actual portfolio operating expenses will generally fluctuate daily, so after the application of the Investment Expense Reduction, the resulting expenses you pay may increase or decrease from one day to the next. In addition, the Investment Expense Reduction for each variable investment option is not intended to exceed the portion of the Net Total Annual Portfolio Operating Expenses of each variable investment option’s corresponding Portfolio applied as of the day each unit value is calculated.

For example, if the Net Total Annual Portfolio Operating Expense of a Portfolio is shown as 0.75% in the applicable Portfolio prospectus, then the annual Investment Expense Reduction would be calculated based upon the row of the table below that is labeled “Less than 0.80%,” and therefore the annual Investment Expense Reduction for the variable investment option investing in that Portfolio would be 0.35% (the greater of 0.15% and the excess of 0.75% over 0.40%). Furthermore, in this example, if the actual Net Total Portfolio Operating Expenses on any given day were below the daily equivalent of 0.35% annually, the Investment Expense Reduction for that day would not exceed the actual Net Total Portfolio Operating Expenses for that day.

If the Net Total Annual Portfolio Operating Expenses (before the Investment Expense Reduction) are:	Then the annual Investment Expense Reduction(**) for that Variable Investment Option will be:
Less than 0.80%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.40%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
0.80% through 1.15%	The amount equal to the greater of 0.15% and any excess of the Net Total Annual Portfolio Operating Expense over 0.80%. However, in no event will the annual Investment Expense Reduction exceed the Net Total Annual Portfolio Operating Expenses.
Greater than 1.15%	0.15%

**	Because the expenses contained in the Trust prospectus for each Portfolio reflect annual expenses, the actual expenses incurred may be higher or lower on any given day.

After applying the Investment Expense Reduction to the variable investment options, the lowest and highest net annual portfolio operating expenses paid by the policy owner for the year ended December 31, 2023, would have been:
Lowest 0.39%	Highest 2.21%

You will find the Net Total Annual Portfolio Operating Expenses for each Portfolio, which will enable you to determine the applicable Investment Expense Reduction, in the separate prospectuses. To obtain copies of Trust prospectuses you may call 1-877-522-5035. Portfolio prospectuses are also available at www.equitable.com/ICSR#EQH160743.

Transaction Expenses [Table Text Block]

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Charge	Upon each premium payment	10% of each premium (1)
Surrender (turning in) of your policy during its first 15 years or the paid up death benefit guarantee is elected for a reduced amount within the first 15 years (2)	Upon surrender	Initial surrender charge per $1,000 of initial base policy face amount: (3) Highest: $33.83 Lowest: $8.01
Charge for a Representative Investor (male age 55 in the non-tobacco user risk class/ female age 50 in the non-tobacco user risk class)	Upon surrender	Representative: $14.63
Request a decrease in your policy’s face amount during its first 15 years or the paid up death benefit guarantee is elected for a reduced amount within the first 15 years (2)	Effective date of the decrease	A pro rata portion of the charge that would apply to a full surrender at the time of the decrease.
Transfer Fees	Upon transfer	$25 per transfer (4)(6)
Special Services Charges • Wire Transfer Charge (5) • Express Mail Charge (5) • Policy Illustration Charge (6) • Duplicate Policy Charge (7) • Policy History Charge (7)(8) • Charge for Returned Payments (7)	At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction At the time of the transaction	Current and Maximum Charge: $90 Current and Maximum Charge: $35 Current Charge: $0 Maximum Charge: $25 Current and Maximum Charge: $35 Maximum Charge: $50 Current and Maximum Charge: $25

(1)
Currently, we deduct 8% of each premium payment up to ten “target premiums” and then 5% of each premium payment after an amount equal to ten “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, among other factors. If your policy includes the Cash Value Plus Rider, a portion of the cumulative premium charges will be refunded upon the surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).

(2)
Since the charges may vary based on individual characteristics of the insureds, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(3)
If your policy includes the Cash Value Plus Rider, the surrender charges may be waived or reduced for a full surrender (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).

(4)
No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our g uarant
eed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus.

(5)	Unless you specify otherwise, this charge will be deducted from the amount you request.
(6)	We do not currently charge this fee, but reserve the right to in the future.
(7)
The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

(8)
The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.

Premium Taxes, Description [Text Block]	Premium Charge
Premium Taxes, When Deducted [Text Block]	Upon each premium payment
Premium Taxes (of Premium Payments), Current [Percent]	10.00%	[1]
Premium Taxes, Footnotes [Text Block]	Currently, we deduct 8% of each premium payment up to ten “target premiums” and then 5% of each premium payment after an amount equal to ten “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, among other factors. If your policy includes the Cash Value Plus Rider, a portion of the cumulative premium charges will be refunded upon the surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).
Deferred Sales Charge, Description [Text Block]	Surrender (turning in) of your policy during its first 15 years or the paid up death benefit guarantee is elected for a reduced amount within the first 15 years (2)	[2]
Deferred Sales Charge, When Deducted [Text Block]	Upon surrender
Deferred Sales Load, Maximum [Dollars]	$ 33.83
Deferred Sales Load, Minimum [Dollars]	$ 8.01
Deferred Sales Load, Footnotes [Text Block]	Since the charges may vary based on individual characteristics of the insureds, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.
Transfer Fees, Description [Text Block]	Transfer Fees
Transfer Fees, When Deducted [Text Block]	Upon transfer
Transfer Fee, Current [Dollars]	$ 25	[3],[4]
Periodic Charges [Table Text Block]

Periodic Charges Other Than Annual Portfolio Company Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Cost of Insurance (1)(2)(3) Minimum and Maximum Charge	Monthly	Charge per $1,000 of the amount for which we are at risk: (4) Highest: $83.34 Lowest: $0.01
Charge for a Representative Investor (male age 55 in the Preferred Plus non-tobacco user risk class/ female age 50 in the Preferred Plus non-tobacco user risk class) (7)	Monthly	Representative: $0.00042
Mortality and Expense Risk Fees	Monthly	Annual % of your value in our variable investment options

0.80%
Administrative Expenses (1)(2)	Monthly	(1) Policy Year	Amount Deducted

		1 2+	$20 $10
plus

(2) Charge per $1,000 of the initial base policy face amount during your policy’s first ten years: Highest: $0.255 Lowest: $0.05
Charge for a Representative Investor (older insured age 55/younger insured age 50)	Monthly	Representative: $0.085

Loan Interest Spread (5)	On each policy anniversary (or on loan termination, if earlier)	1% of loan amount.
Optional Benefit Charges:

Adding Living Benefits Rider	At the time of the transaction	$100 (if elected after policy issue)

Cash Value Plus Rider	Monthly (while the rider is in effect)	Charge per $1,000 of the initial base policy face amount: $0.04

Estate Protector	Monthly (while the rider is in effect)	Charge per $1,000 of rider benefit amount: Highest: $83.34 Lowest: $0.02

Charge for a Representative Investor (male age 55 in the Preferred Plus non-tobacco user risk class/ female age 50 in the Preferred Plus non-tobacco user risk class) (6)	Monthly (while the rider is in effect)	Representative: $0.02

Exercising Living Benefits Rider	At the time of the transaction	$250

(1)
This charge varies based on individual characteristics of the insureds and may not be representative of the charge that you will pay. In particular, the initial amount of the surrender charge depends on each insured’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.

(2)	Not applicable after the younger insured person reaches age 100.
(3)	Insured persons who present particular health, occupational or vocational risks may be charged other additional charges as specified in their policies.
(4)	Our amount “at risk” is the difference between the amount of death benefit and the policy account value as of the deduction date.
(5)
We charge interest on policy loans but credit you with interest on the amount of the policy account value we hold as collateral for the loan. The rate is the greater of (a) 3.0% or (b) the “Monthly Average Corporate” yield published by Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. The loan interest spread is the excess of the interest rate we charge over the interest rate we credit, which will not exceed 1%. For more information on the maximum rate see “Borrowing from your policy — Loan interest we charge” in “Death benefits and accessing your money” in this prospectus.

(6)
This representative amount is the rate we guarantee in the first policy year for a representative insured male age 55 in the Preferred Plus non-tobacco user risk class/ female age 50 in the Preferred Plus non-tobacco user risk class.

Insurance Cost, Description [Text Block]	Cost of Insurance
Insurance Cost, When Deducted [Text Block]	Monthly
Insurance Cost, Representative Investor [Text Block]	Charge for a Representative Investor (male age 55 in the Preferred Plus non-tobacco user risk class/ female age 50 in the Preferred Plus non-tobacco user risk class) (7)
Insurance Cost, Maximum [Dollars]	$ 83.34
Insurance Cost, Minimum [Dollars]	$ 0.01
Mortality and Expense Risk Fees, Description [Text Block]	Mortality and Expense Risk Fees
Mortality and Expense Risk Fees, When Deducted [Text Block]	Monthly
Mortality And Expense Risk Fees (of Face Amount), Current [Percent]	0.80%
Administrative Expenses, Description [Text Block]	Administrative Expenses
Administrative Expenses, When Deducted [Text Block]	Monthly
Administrative Expense, Maximum [Dollars]	$ 0.255
Administrative Expense, Minimum [Dollars]	$ 0.05
Annual Portfolio Company Expenses [Table Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy.”

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.57%	2.65%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.54%	2.36%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio Company Expenses [Text Block]
The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Policy. A complete list of Portfolios available under the Policy, including their annual expenses, may be found in Appendix: “Investment options available under the policy.”

Annual Portfolio Company Expenses	Minimum	Maximum
Total Annual Portfolio Operating Expenses before the effect of Expense Limitation Arrangements (expenses that are deducted from Portfolio asset, including management fees, distribution and/or service (12b-1) fee, and other expenses) (1)	0.57%	2.65%
Total Annual Portfolio Operating Expenses after the effect of Expense Limitation Arrangements (1)	0.54%	2.36%

(1)
“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.

Portfolio Company Expenses, Footnotes [Text Block]	“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.
Item 5. Principal Risks [Table Text Block]
1.
Principal risks of investing in the policy

Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. The policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. The principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•	If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or paid up death benefit guarantee you may have, you could have to pay more premiums to keep your policy from terminating.

•	Your policy will lapse and possibly terminate without value if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to insufficient premium payments, policy charges, policy loans, partial withdrawals, and/or poor investment performance. If your policy lapses and terminates you will not be paid a death benefit.

•	If you take a policy loan or a partial withdrawal you may decrease the net policy account value, cash surrender value and/or death benefit and may risk the loss of the no lapse guarantee.

•	We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in “Fee Tables” in this prospectus.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•	Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

Item 10. Standard Death Benefits (N-6) [Table Text Block]
6.
Death benefits and accessing your money

About your life insurance benefit

As long as your incontestable policy is in force, we will pay the death benefit to your beneficiary or beneficiaries once we receive at our Administrative Office satisfactory proof of both of the Insured’s deaths. See your policy for more information on policy incontestability. The death benefit is determined as of the as of the date of death and generally paid within 7 days after proof of death and any other required documents are received. For information on the commencement of insurance coverage, please see “policy issuance” under “More information about procedures that apply to your policy” in this prospectus.

Your policy’s face amount.
In your application to buy a VUL Survivorship policy, you tell us how much insurance coverage you want on the lives of the insured persons. We call this the “face amount” of the base policy. $200,000 is the smallest amount of coverage you can request. The minimum face amount required to elect the Cash Value Plus Rider is $250,000. Insurance coverage begins on the register date.

If both insured persons die, we pay a life insurance benefit to the “beneficiary” you have named once we have received satisfactory proof of the insured’s death at our Administrative Office. The amount we pay depends on whether you have chosen death benefit Option A or death benefit Option B (see “Your options for receiving policy proceeds” under “More information about policy features and benefits” in this prospectus).

Your policy’s “death benefit” options.
In your policy application, you also choose whether the basic amount (or “benefit”) we will pay if the surviving insured person dies is:

•	Option A —
The policy’s face amount
on the date of the surviving insured person’s death. The amount of this death benefit doesn’t change over time, unless you take any action that changes the policy’s face amount;

— or —

•	Option B —
The face amount plus the policy’s “account value”
on the date of the surviving insured person’s death. Under this option, the amount of death benefit generally changes from day to day, because many factors (including underlying funds investment performance, charges and expenses, premium payments and withdrawals) affect your policy’s account value.

Your policy’s “account value” is the total amount that at any time is earning interest for you or being credited with investment gains and losses under your policy. (Policy account value is discussed in more detail under “Payment of premiums and determining your policy’s value” in this prospectus.)
Under Option B, your policy’s death benefit will tend to be higher than under Option A assuming the same policy face amount and policy account value. As a result, the monthly insurance charge we deduct will also be higher, to compensate us for our additional risk. See “Payment of premiums and determining your policy’s value” for additional detail regarding the calculation of the policy account value.

In order to take advantage of the no lapse guarantee, you must have always had Option A since the policy issue date. If you have elected the paid up death benefit guarantee, the death benefit option will be Option A and must remain Option A thereafter unless the paid up death benefit guarantee is terminated.

Alternative higher death benefit in certain cases

Your policy is designed to always provide a minimum level of insurance protection relative to your policy account value, in part to meet the Internal Revenue Code’s definition of “life insurance.”

We will automatically pay an alternative death benefit if it is higher
than the basic Option A or Option B death benefit you have selected. This alternative death benefit is computed by multiplying your policy account value on the surviving insured person’s date of death by a percentage specified in your policy. The percentage depends upon the individual characteristics of each insured and the policy year. Representative percentages for insureds who are a male age 55 at issue in the preferred plus non-tobacco
user risk class and a female age 50 at issue in the preferred plus non-tobacco
user risk class are as follows:

If the account value in your policy is high enough, relative to the face amount, the life insurance benefit will automatically be greater than the Option A or Option B death benefit you have selected.

Age:*	50	55	60	65	70	75

%:	446.2%	366.9%	302.2%	249.7%	207.5%	174.2%
Age:	80	85	90	95	100 and over

%:	149.2%	131.7%	120.4%	112.0%	101%
*	The younger insured person’s age for the policy year in which the surviving insured person dies.

This higher alternative death benefit exposes us to greater insurance risk than the regular Option A and B death benefits. Because the cost of insurance charges we make under your policy are based in part on the amount of our risk, you will pay more cost of insurance charges for any periods during which the higher alternative death benefit is the operative one.

The alternative higher death benefit is a component of the Option A and Option B death benefits that will be paid (if higher) in order for the VUL Survivorship policy to satisfy the definition of “life insurance contract” under Section 7702 of the Code. In general, for a policy to be treated as a life insurance contract under the Code, it must pass one of two tests, a cash value accumulation test or a guideline premium/cash value corridor test. Only the cash value accumulation test applies to the VUL Survivorship policy. Under this test, the alternative death benefit is computed by multiplying your policy account value on the date of death of the last surviving insured by a percentage specified in your policy. If the younger insured’s attained age is (or would have been if that insured is not then living) greater than 99, this percentage is equal to 101%. If the younger insured’s attained age is (or would have been if that insured is not then living) less than 100, this percentage is equal to the reciprocal of the net single premium per dollar of insurance calculated using an interest rate of 4% per annum and mortality charges for each of the insureds based upon the 2017 Commissioner’s Standard Ordinary Mortality Tables, and varies based upon the sex, issue age, and risk class of each insured and the policy year. The death benefit will always be large enough (and for policies issued on or after January 1st, 2021 is designed to be greater than the amount necessary) to ensure that the policy’s cash surrender value does not at any time exceed the net single premium needed to fund future policy benefits under the contract, with all such terms as defined in section 7702 of the Code. We apply these principles to both Option A and Option B death benefits.

The operative period for the higher alternative death benefit is generally determined in connection with the requirements of the Code. (Note, however, for policies issued on or after January 1, 2021, the alternative death benefit will be greater than the minimum death benefit required under the Code, as explained above). The calculation of the death benefit is built into the monthly calculation of the cost of insurance charge, which is based on the net amount at risk. The need for the higher alternative death benefit is assessed on each monthly anniversary date, and on the death of the last surviving insured. Each policy owner receives an annual statement showing various policy values. The annual statement shows the death benefit amount as of the policy anniversary, and that amount would reflect the alternative higher death benefit amount, if applicable at that time. This annual statement also reflects the monthly cost of insurance charge for the policy year, reflecting a higher net amount at risk in those months when the higher alternative death benefit is in effect.

Other adjustments to death benefit.
We will increase the death benefit proceeds by the amount of any other benefits we owe upon the surviving insured person’s death under any optional riders which are in effect.

We will reduce the death benefit proceeds by the amount of any outstanding policy loans and unpaid loan interest, as well as any amount of monthly charges under the policy that remain unpaid because the surviving insured person died during a grace period. We also reduce the death benefit proceeds if we have already paid part of it under a living benefits rider. We reduce the proceeds by the amount of the living benefits payment plus accrued interest. See “Your option to receive a terminal illness living benefit” in this prospectus.

You can request a change in your death benefit option any time after the second year of the policy and before the policy anniversary nearest to the younger insured’s 100th birthday; however, changes to option B are not permitted beyond the policy year in which the younger insured reaches (or would have reached) age 85.

Change of death benefit option.
If you change your death benefit option, we will adjust your policy’s face amount. The adjustment will be in the amount (up or down) necessary so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

The following rules apply if the alternative death benefit (referenced above) is not higher than the base policy’s death benefit at the time of the change in the death benefit option. If you change from Option A to Option B, we automatically reduce your policy’s face amount by an amount equal to your policy’s account value at the time of the change. If you change from Option B to Option A, we automatically increase your policy’s face amount by an amount equal to your policy’s account value at the time of the change.

If the alternative death benefit (referenced above) is higher than the base policy’s death benefit at the time of the change in death benefit option, we will set the new base policy face amount so that your death benefit amount immediately after the change is equal to your death benefit amount immediately before the change.

We may refuse a change from Option A to Option B if the policy’s face amount would be reduced below $200,000. A change from Option A to Option B is not permitted (a) beyond the policy year in which the younger insured person reaches age 85, or (b) if the paid up death benefit guarantee is in effect.

We will not deduct or establish any amount of surrender charge as a result of a change in death benefit option. Please refer to “Tax Information” in this prospectus to learn about certain possible income tax consequences that may result from a change in death benefit option, including the effect of an automatic increase or decrease in face amount.

If one insured person dies

Your policy requires you to send us proof of the death of the first insured person to die. This is because the necessary documentary proof may be difficult to locate following a long delay.

Your options for receiving policy proceeds

Beneficiary of death benefit.
You designate your policy’s beneficiary in your policy application. You can change the beneficiary at any other time while one of the insured persons is alive. If no beneficiary is living when the surviving insured person dies, we will pay the death benefit proceeds in equal shares to the surviving children of the second insured person to die. If there are no surviving children, we will instead pay the estate of the second insured person to die.

Payment of death benefit.
We will pay any death benefit in a single sum. If the beneficiary is a natural person (i.e., not an entity such as a corporation) and so elects, death benefit proceeds can be paid through the “Access Account”, which is a draft account that works in certain respects like an interest-bearing checking account. In that case, we will send the beneficiary a draftbook, and the beneficiary will have immediate access to the proceeds by writing a draft for all or part of the amount of the death benefit proceeds. The Company will retain the funds until a draft is presented for payment. Interest on the Access Account is earned from the date we establish the account until the account is closed by your beneficiary or by us if the account balance falls below the minimum balance requirement, which is currently $1,000. The Access Account is part of the Company’s general account and is subject to the claims of our creditors. We will receive any investment earnings during the period such amounts remain in the general account. The Access Account is not a bank account or a checking account and it is not insured by the FDIC. Funds held by insurance companies in the general account are guaranteed by the respective state guaranty association.

A beneficiary residing outside of the U.S., however, cannot elect the Access Account. If the beneficiary is a trust that has two or fewer trustees, death benefit proceeds can be paid through the Access Account.

If a financial professional has assisted the beneficiary in preparing the documents that are required for payment of the death benefit, and the beneficiary so elects, we will send the Access Account checkbook or check to the financial professional within the periods specified for death benefit payments under “When we pay policy proceeds,” in this prospectus. Our financial professionals will take reasonable steps to arrange for prompt delivery to the beneficiary.

See “When we pay policy proceeds” in “More information about other matters” for details on when death benefits are paid.

Accessing your money

You can access the money in your policy in different ways. You may borrow up to 90% of the difference between your policy account value and any applicable surrender charges, less any outstanding loans (plus accrued loan interest) and less any amounts restricted following your receipt of a living benefits payment. We will charge interest on the amount of the loan. See “Borrowing from your policy” in this prospectus for more information.

You can also make a partial withdrawal of $500 or more of your net cash surrender value (defined in this prospectus under “Surrendering your policy for its net cash surrender value”) at any time after the first year of your policy and before the policy anniversary nearest to the younger insured’s 100th birthday. Loans and partial withdrawals will reduce the cash surrender value, policy account value, and death benefit. Partial withdrawals are not permitted if the paid up death benefit guarantee is in effect. See “Making withdrawals from your policy” in this prospectus for more information.

Finally, you can surrender (turn in) your policy for its net cash surrender value at any time. See “Surrendering your policy for its net cash surrender value” in this prospectus. See “Tax information” in this prospectus, for the tax treatment of the various ways in which you can access your money.

Borrowing from your policy

You may borrow up to 90% of the difference between your policy account value and any surrender charges that are in effect under your policy. (In your policy, this “difference” is referred to as your Cash Surrender Value.) However, the amount you can borrow will be reduced by any amount that we hold on a “restricted” basis following your receipt of a terminal illness living benefits payment, as well as by any other loans (and accrued loan interest) you have outstanding. See “Your option to receive a terminal illness living benefit” below. The minimum loan amount generally is $500.

You can use policy loans to obtain funds from your policy without surrender charges or, in most cases, paying current income taxes. However, the borrowed amount is no longer credited with the investment results of any of our investment options under the policy.

When you take a policy loan, we remove an amount equal to the loan from one or more of your investment options and hold it as collateral for the loan’s repayment. We hold this loan collateral under the same terms and conditions as apply to amounts supporting our guaranteed interest option, with several exceptions:

•	you cannot make transfers or withdrawals of the collateral;

•	we expect to credit different rates of interest to loan collateral than we credit under our guaranteed interest option;

•	we do not count the collateral when we compute our customer loyalty credit; and

•	the collateral is not available to pay policy charges.

When you request your loan, you should tell us how much of the loan collateral you wish to have taken from any amounts you have in each of our investment options. If you do not give us directions (or if we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in the same proportion as we are then taking monthly deductions for charges. If that is not possible, we will take the loan from your investment options in proportion to your value in each. If the paid up death benefit guarantee is in effect, and you do not give us directions or the directions cannot be followed due to insufficient funds (or we are making the loan automatically to cover unpaid loan interest), we will take the loan from your investment options in proportion to your value in each.

Loan interest we charge.
 The interest we charge on a policy loan accrues daily at an adjustable interest rate. We determine the rate at the beginning of each year of your policy, and that rate applies to all policy loans that are outstanding at any time during the year. The maximum rate is the greater of (a) 3% or (b) the “Monthly Average Corporate” yield published in Moody’s Corporate Bond Yield Averages for the month that ends two months before the interest rate is set. (If that average is no longer published, we will use another average, as the policy provides.) Currently, the loan interest rate is 3% for the first fifteen policy years and 2% thereafter. We will notify you of the current loan interest rate when you apply for a loan and annually on the annual report, and will notify you in advance of any rate increase.

Loan interest payments are due on each policy anniversary. If not paid when due, we automatically add the interest to your policy loan.

Interest that we credit on loan collateral.
Under our current rules, the annual interest rate we credit on your loan collateral during any of your policy’s first fifteen years will be 1% less than the rate we are then charging you for policy loan interest, and, beginning in the policy’s 16th year, equal to the loan interest rate. The elimination of the rate differential is not guaranteed, however. Accordingly, we have discretion to increase the rate differential for any period, including under policies that are already in force (and may have outstanding loans). We do guarantee that the annual rate of interest credited on your loan collateral will never be less than 2% and that the differential will not exceed 1%.

We credit interest on your loan collateral daily. On each anniversary of your policy (or when your policy loan is fully repaid) we transfer that interest to your policy’s investment options in the same proportions as if it were a premium payment. If the paid up death benefit guarantee is in effect, we transfer the interest in accordance with your allocation instructions on record.

Effects of a policy loan.
If not repaid, the aggregate amount of the outstanding loan and any accrued loan interest will reduce your cash surrender value and your life insurance benefit that might otherwise be payable. We will deduct any outstanding policy loan and accrued loan interest from your policy’s proceeds if you do not pay it back. Also, a loan can reduce the length of time that your insurance remains in force, because the amount we set aside as loan collateral cannot be used to pay charges as they become due. A loan can also cause any paid up death benefit guarantee to terminate or may cause the no lapse guarantee to become unavailable.

A policy loan, repaid or not, has a permanent effect on your cash surrender value and the death benefit. This results because the investment results of each investment option apply only to the amounts remaining in such investment options. The longer the loan is outstanding, the greater the effect on your cash surrender value and death benefit is likely to be.

Even if a loan is not taxable when made, it may later become taxable, for example, upon termination or surrender. See “Tax information” below for a discussion of the tax consequences of a policy loan.

Paying off your loan.
You can repay all or part of your loan at any time. We normally assume that payments you send us are premium payments. Therefore, you must submit instructions with your payment indicating that it is a loan repayment. If you send us more than all of the loan principal and interest you owe, we will treat the excess as a premium payment. Any payment received while the paid up death benefit guarantee is in effect will be applied as a loan repayment (or refunded if it is in excess of the loan amount and outstanding interest).

When you send us a loan repayment, we will transfer an amount equal to such repayment from your loan collateral back to the investment options under your policy. First we will restore any amounts that, before being designated as loan collateral, had been in the guaranteed interest option under your policy. We will allocate any additional repayments among the investment options as you instruct; or, if you don’t instruct us, in the same proportion as if they were premium payments.

If the paid up death benefit guarantee is in effect, any loan repayment allocated to the unloaned portion of the guaranteed interest option will be limited to an amount so that the value in the unloaned portion of the guaranteed interest option does not exceed 25% of the amount that you have in your unloaned policy account value. Any portion of the loan repayment that we cannot allocate to the guaranteed interest option will be allocated to the variable investment options in proportion to any amounts that you specified for that particular loan repayment. If you did not specify, we will allocate that portion of the loan repayment in proportion to the premium allocation percentages or the paid up death benefit guarantee allocation percentages for the variable investment options on record.

Making withdrawals from your policy

You may make a partial withdrawal of your net cash surrender value (defined below) at any time after the first year of your policy and before the policy anniversary nearest to the younger insured’s 100th birthday, provided the paid up death benefit guarantee is not in effect. The request must be for at least $500, however, and we have discretion to decline any request. If you do not tell us from which investment options you wish us to take the withdrawal, we will use the same allocation that then applies for the monthly deductions we make for charges; and, if that is not possible, we will take the withdrawal from all of your investment options in proportion to your value in each. We will not deduct a charge for making a partial withdrawal.

You can withdraw all or part of your policy’s net cash surrender value, although you may incur tax consequences by doing so.

Effect of partial withdrawals on insurance coverage.

If the Option A death benefit is in effect, a partial withdrawal results in a dollar-for-dollar
automatic reduction in the policy’s face amount (and, hence, an equal reduction in the Option A death benefit). Face amount reductions that occur automatically as a result of partial withdrawals, however, do not result in our deducting any portion of any then-remaining surrender charge. We will not permit a partial withdrawal that would reduce the face amount below $200,000 or that would cause the policy to no longer be treated as life insurance for federal income tax purposes.

If death benefit Option B is in effect, a partial withdrawal reduces the death benefit on a dollar for dollar basis, but does not affect the face amount.

The result is different, however, during any time when the alternative death benefit (discussed in this prospectus) would be higher than the Option A or B death benefit you have selected. In that case, a partial withdrawal will cause the death benefit to decrease by more than the amount of the withdrawal. A partial withdrawal reduces the amount of your premium payments that counts toward maintaining the policy’s no lapse guarantee, as well. A partial withdrawal may increase the chance that your policy could lapse because of insufficient value to pay charges as they fall due or failure to pass the guarantee premium test for those guarantees.

You should refer to “Tax information” below, for information about possible tax consequences of partial withdrawals and any associated reduction in policy benefits. Also, partial withdrawals are not permitted while the paid up death benefit guarantee is in effect. Please see “Paid up death benefit guarantee” in “More information about policy features and benefits.”

Surrendering your policy for its net cash surrender value

Upon written request satisfactory to us, you can surrender (give us back) your policy for its “net cash surrender value” at any time. The net cash surrender value equals your policy account value, minus any outstanding loan and unpaid loan interest, minus any amount of your policy account value that is “restricted” as a result of previously distributed “terminal illness living benefits,” and minus any surrender charge that then remains applicable. The surrender charge is described in “Fee Table” in this prospectus.

Your option to receive a terminal illness living benefit

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our living benefits rider. This feature enables you to receive a portion (generally the lesser of 75% or $250,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if one of the insured persons has died and the surviving insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time
administrative charge of up to $250 from any living benefit we pay.

If you tell us that you do not wish to have the living benefits rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk of the insured person(s) at that time, and we may decline to issue the rider.

If you receive a living benefit on account of a terminal illness, the remaining benefits under your policy will be affected. We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy when the surviving insured person dies. (In your policy, we refer to this as a “lien” we establish against your policy.) In addition, once you receive a living benefit, you cannot elect the paid up death benefit guarantee.

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option. This amount, together with the interest we charge thereon, will be “restricted” — that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We will also deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the surviving insured person becomes terminally ill.

Item 11. Other Benefits Available (N-6) [Text Block]
8.
Other benefits available under the policy

In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table.”

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Cash Value Plus Rider	Allows for a reduction or waiver of the surrender charge if the Policy is surrendered for its net cash surrender value, subject to certain conditions.	Optional
•   In order to elect this rider, the policy must have a minimum face amount of $250,000.
•   The waiver of surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease.
•   There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Estate Protector Rider	Provides additional insurance during the first four policy years to cover the estimated estate taxes which may be incurred if the death benefit is included in the estate if both insureds die.	Optional
•   Provides additional insurance payable if both insureds die during the first four policy years to help compensate for estate tax liability that could be incurred if the death benefit is included in the policyowner’s estate.
•   The maximum amount of coverage provided by the rider is an additional 122% of the base policy face amount.

Living Benefits Rider	Enables you to receive a portion of the Policy’s death benefit (with certain exclusions), if the insured person has a terminal illness.	Optional
•   Automatically included at issue unless specifically declined on the policy application. If elected after issue, we will deduct $100 from your Policy account value at the time of the transaction.
•   Subject to underwriting guidelines and state availability, your Policy will automatically include this rider if you apply for a face amount of at least $100,000.
•   The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is generally $250,000.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
No-Lapse Guarantee	Generally guarantees that your policy will not terminate for a number of years.	Standard
•   Subject to the payment of certain specified amounts of premiums.
•   Guarantee will no longer apply if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
•   Subject to certain conditions, provides a guarantee against policy lapse for 20 years for issue ages 55 (for the younger insured) or less. For each year over issue age 55, the duration of the guarantee period is decreased by one year until issue age 70 (issue age 56 would have a 19 year guarantee period, issue age 57 would have 18, issue age 69 would have a 6 year guarantee period). At issue ages 70 and above, the duration is 5 years.

Option to Split Policy Upon Divorce	Enables the policy to be exchanged for two individual permanent life policies on each insured, each for an equal amount, in the event of divorce, under the terms of the rider.	Standard
•   The exchange may be done without evidence of insurability if it is requested in writing within 12 months of the date of divorce and the exchange occurs 24 months following the date of divorce.
•   A request to exchange outside of these timeframes requires evidence of insurability on both insured persons. The rider is available, subject to our underwriting rules, if the issue age of the older insured is age 80 or younger.

Option to Split Policy Upon Federal Tax Law Change	Enables the policy to be exchanged for two separate individual permanent life policies on each insured, each for an equal amount, if the federal tax law is changed and results in a reduction of the federal estate tax marital deduction provision or a reduction in the maximum federal estate tax bracket to a rate below 25%.	Standard	• The rider is available, subject to our underwriting rules, if the issue age of the older insured is age 85 or younger.
Paid Up Death Benefit Guarantee	Provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments.	Optional
•   Subject to certain requirements, you may elect to take advantage of this benefit at any time after the fourth year of your policy if the insured’s attained age is 99 or less.
•   If you elect this benefit, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion.
•   Not available if you received benefit payments under the Living Benefits Rider at any time.
•   This benefit will terminate if:
•   The sum of any outstanding policy loan and accrued interest exceeds your policy account value;
•   We make a payment under the Living Benefits Rider; or
•   You request that we terminate the election.

Other benefits

You may be eligible for other optional benefits we currently make available by rider.

The Company or your financial professional can provide you with more information about these riders. Some of these riders may be selected only at the time your policy is issued. Some benefits may not be available in your state. The riders provide additional terms, conditions and limitations, and we will furnish samples of them to you on request. We can add, delete, or modify the riders we are making available, at any time before they become effective as part of your policy.

See also “Tax information” in this prospectus for certain possible tax consequences and limitations of deleting or changing the death benefits under a rider.

Cash Value Plus Rider

In states where approved, an optional rider may be elected at issue provided the younger insured is aged 20 to 70. The rider may reduce or waive the surrender charge if the policy is surrendered for its Net Cash Surrender Value in the first eight policy years. Also, the rider may refund a percentage of cumulative premium charges if the policy is surrendered for its Net Cash Surrender Value in the first three policy years. In order to elect the rider, the policy must have a minimum face amount of $250,000 per life when one or two policies are purchased on the lives of members of an insured group and $100,000 per life when policies are purchased on the lives of three or more members. We deduct $0.04 per $1,000 of the initial base policy face amount from your policy account value each month, while the rider is in effect.

The rider works by potentially refunding all or a portion of the cumulative premium charges and waiving all or a portion of the applicable surrender charge, if the policy is surrendered in full in its early years. The percentage of charges refunded or waived under this rider are as follows:

Surrender In Policy Year	Percent Of Cumulative Premium Charge Refunded*	Percent Of Surrender Charges Waived
1	0%-100%	0%-100%
2	0%-80%	0%-100%

3	0%-33%	0%-100%

4	0%	0%-100%

5	0%	0%-80%

6	0%	0%-65%

7	0%	0%-45%
8	0%	0%-25%
9 and later	0%	0%
*	The mortality and expense risk charge and other monthly charges are not refunded.

The net cash surrender value paid, including the maximum reduction of the surrender charges and refund of a percentage of cumulative premium charges shown in the table above, if a policy is surrendered in full while this rider is in force will not exceed the greater of:

1.	A cumulative premium-based cap equal to sum of premiums paid to the date of surrender minus any partial withdrawals, outstanding loan balances and accrued loan interest; and

2.	The Net Cash Surrender Value on the date of surrender calculated prior to any reduction or refund.

If the cumulative credited interest and/or investment performance exceeds the cumulative monthly charges plus the unwaived portions of surrender charges and/or premium charges, the additional cash value provided by this rider upon surrender may be reduced. While it is not possible to determine this in advance, a personalized illustration may help in evaluating possible outcomes. Thus, the cumulative-based premium cap may effectively limit the percentage of surrender charges waived and/or the percentage of premium charge refunded if a policy is surrendered in full while this rider is in force. Such percentages could effectively be as low as 0% as shown in the table above. As a result, it is possible that an owner could elect the rider and pay the monthly fee but not receive a reduction in surrender charges or a refund of premium charges upon surrender and under such circumstances, the Company would not refund the rider fee.

The waiver of the surrender charge does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person(s) including (but not limited to) a 1035 exchange. It also does not apply to a proportionate surrender charge resulting from a face amount decrease.

There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period or is exchanged or replaced with another life insurance policy or annuity contract on the insured person(s) including (but not limited to) a 1035 exchange. It also does not apply to a face amount decrease.

If a policy is exchanged as a result of exercising the option to split the policy upon divorce or option to split the policy upon federal tax law change, the Cash Value Plus Rider, if elected, will apply.

The premium charge refunds amount that would be applicable upon a complete surrender of this policy during the first three years will be included with the amount in your Policy Account to determine the death benefit, if it becomes payable during such time and is calculated as a percentage of the amount in your Policy Account.

Amounts available under this policy for policy loans, partial withdrawals, and to cover monthly deductions, are not increased by this rider.

Restoration after lapse.
If your policy is restored after a lapse, the rider will also be restored unless you made a written request to terminate this rider, subject to the rider termination specifications below.

Rider termination.
The rider will terminate on the earliest of the following dates: 1) The end of the eighth policy year; 2) On the date the policy ends without value at the end of a Grace Period or otherwise terminates; 3) After the first policy anniversary, the effective date of a policy owner’s written request to terminate this rider which is the beginning of the policy month that coincides with or next follows such request; or 4) Death of the last surviving Insured.

The election of the Paid Up Death Benefit Guarantee feature will result in the termination of the Cash Value Plus Rider. Also, exercising the Option to Split Upon Divorce Rider or Option to Split Upon Federal Tax Law Change Rider results in the termination of the Cash Value Plus Rider.

Example: Insured male age 55 and female age 50 are issued a policy with face amount of $600,000 and elects the Cash Value Plus Rider. The amount of $24.00 [$0.04 x 600] is deducted monthly from the policy account value. Policy is surrendered during the third policy year. Pursuant to the Cash Value Plus Rider, 33% of the Premium Charge is refunded and 100% of the Surrender Charges are waived.

Estate Protector

This rider provides additional insurance during the first four policy years to cover the estimated estate taxes which may be incurred if the death benefit is included in the estate if both insureds die. The additional coverage equals a maximum of 122% of the base policy face amount. The rider is available, subject to our underwriting rules, if the issue age of the younger insured is age 70 or below.

Estate Protector Rider Example: Insureds male age 55 and female age 50 are issued a policy with a $500,000 face amount and elect the Estate Protector Rider. A charge of $10.00 per month ($0.02 x 500) is deducted from the policy account value. In policy year 3, both insureds die and the death benefit is included in the estate and estimated estate taxes are 22% of the base policy face amount. The death benefit payable is 122% of the base policy face amount.

Living Benefits Rider

Your option to receive a terminal illness living benefit under the Living Benefits Rider

Subject to our insurance underwriting guidelines and availability in your state, your policy will automatically include our Living Benefits Rider if you apply for a face amount of at least $200,000. This feature enables you to receive a portion (generally the lesser of 75% or $250,000) of the policy’s death benefit (excluding death benefits payable under certain other policy riders), if the surviving insured person has a terminal illness (as defined in the rider). The maximum aggregate amount of payments that will be paid under this Living Benefits Rider for all policies issued by the Company or an affiliate company on the life of the same insured person is $500,000. We make no additional charge for the rider, but we will deduct a one-time
administrative charge of up to $250 from any living benefit we pay.
If you tell us that you do not wish to have the Living Benefits Rider added at issue, but you later ask to add it, there will be a $100 administrative charge. Also, we will need to evaluate the insurance risk at that time, and we may decline to issue the rider.

We will deduct the amount of any living benefit we have paid, plus interest (as specified in the rider), from the death benefit proceeds that become payable under the policy if and when the insured person dies. (In your policy we refer to this as a “lien” we establish against your policy.)

When we pay a living benefit, we automatically transfer a pro rata portion of your policy’s net cash surrender value to the policy’s guaranteed interest option regardless of any policy guaranteed interest option limitation in effect. This amount, together with the interest we charge thereon, will be “restricted”— that is, it will not be available for any loans, transfers or partial withdrawals that you may wish to make. In addition, it may not be used to satisfy the charges we deduct from your policy’s value. We also will deduct these restricted amounts from any subsequent surrender proceeds that we pay.

The receipt of a living benefits payment may qualify for exclusion from income tax. See “Tax information” below. Receipt of a living benefits payment may affect your eligibility for certain government benefits or entitlements.

You can arrange to receive a “living benefit” if the insured person becomes terminally ill.

Example: Insureds male age 55 and female age 50 are issued a policy with a face amount of $200,000. The husband dies and the surviving insured has been diagnosed with cancer. She is not expected to live longer than 6 months and submits a claim for Living Benefits under a policy with a $200,000 face amount. The cash surrender value of the policy is currently $50,000. She has a policy loan (including accrued interest) of $25,000 outstanding on the policy, so her net death benefit is $200,000 - $25,000 = $175,000 and his net cash surrender value is $50,000 - $25,000 = $25,000. The maximum Living Benefits payment available is the lesser of $250,000 and 75% of his $175,000 net death benefit = $131,250. Policy owner requests half of this amount, or $65,625, on her claim and receives a lump sum payment of $65,375 (claim processing fee of $250 assessed). Policy owner dies 5 months after filing her claim for Living Benefits. Her beneficiary on the policy is paid the death benefit net of the policy loan plus interest and lien plus interest.

No Lapse Guarantee

Guarantee premium test for no lapse guarantees

We offer a guarantee against policy lapse that depend on your having paid specified amounts of premiums. We refer to this guarantee as our “no lapse guarantee” and you can read more about it in “You can guarantee that your policy will not terminate before a certain date” in “Payment of premiums and determining your policy’s value,” in this prospectus.

Guarantee premium test.
If your net policy account value is not sufficient to pay a monthly deduction that has become due, we check to see if the cumulative amount of premiums that you have paid to date accumulated at 3.5% annually less any partial withdrawals accumulated at 3.5% annually (also known as the actual premium fund value) at least equals the cumulative guarantee premiums due to date for the no lapse guarantee and guarantee premiums for any optional benefit riders accumulated at 3.5% annually (also known as the no lapse guarantee premium fund value). If it does, your policy will not lapse, provided that you have always had death benefit Option A, any policy loan and accrued loan interest does not exceed the policy account value, and provided that the guarantee is still in effect.

Guarantee premiums.
The amount of the monthly guarantee premiums for the no lapse guarantee is set forth in your policy if your death benefit option is Option A. The guarantee premiums are actuarially determined at policy issuance and depend on the age and other insurance risk characteristics of each insured person, as well as the amount of the coverage and additional features you select. The guarantee premiums may change if, for example, the face amount of the policy is reduced upon your request or upon election of the paid up death benefit guarantee, or a rider is eliminated, or if there is a change in either insured person’s risk characteristics. We will send you a new policy page showing any change in your guarantee premiums. Any change will be prospective only, and no change will extend a no lapse guarantee period beyond its original number of years.

Option to Split Policy Upon Divorce

This rider enables the policy to be exchanged for two individual permanent life policies on each insured, each for an equal amount, in the event of divorce, under the terms of the rider. The exchange may be done without evidence of insurability if it is requested in writing within 12 months of the date of divorce and the exchange occurs 24 months following the date of divorce. A request to exchange outside of these timeframes requires evidence of insurability on both insured persons. The rider is available, subject to our underwriting rules, if the issue age of the older insured is age 80 or younger.

Example: Insured male age 55 and female age 50 are issued a policy with a $500,000 face amount. Subsequently, they divorce and within 12 months of the date of divorce, they request a split of the policy and exchange it for two individual separate permanent life policies on each insured without evidence of insurability in equal amounts of $250,000.

Option to Split Policy Upon Federal Tax Law Change

This rider enables the policy to be exchanged for two separate individual permanent life policies on each insured, each for an equal amount, if the federal tax law is changed and results in a reduction of the federal estate tax marital deduction provision or a reduction in the maximum federal estate tax bracket to a rate below 25%. The rider is available if the issue age of the older insured is age 85 or younger.

Example: Insured male age 55 and female age 50 are issued a policy with a $500,000 face amount. The federal tax law is changed and reduces the maximum federal estate tax bracket to a rate below 25%. The insureds request a split of the policy and exchange it for two separate individual permanent life policies on each insured for an equal amount of $250,000.

Paid Up Death Benefit Guarantee

Subject to our approval, you may elect the “paid up” death benefit guarantee at any time after the fourth year. This benefit provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments. Also, this benefit may be attractive to you if you are concerned about the impact of poor future investment performance or increases in policy charges on your policy’s death benefit and potential policy lapse. You may elect this benefit provided:

•	the younger insured’s attained age is not more than 99;

•	you have death benefit Option A in effect (see “About your life insurance benefit” in “Death benefits and assessing your money,” in this prospectus);

•	you have not received any payment under a living benefits rider;

•	the policy is not in default or in a grace period as of the date of the paid up death benefit guarantee;

•	the policy account value after the deduction of any proportionate surrender charge would not be less than any outstanding policy loan and accrued loan interest;

•	the election would not reduce the face amount (see below) below $200,000;

•	no current or future distribution from the policy will be required to maintain its qualification as life insurance under the Internal Revenue Code; and

•	You agree to reallocate your fund values to the guaranteed interest option and the EQ Allocation investment options. We reserve the right to change the investment options available to you under the paid up death benefit guarantee. (See “Restrictions on allocations and transfers” below).

The effective date of the paid up death benefit guarantee will be the beginning of the policy month that next follows the date we approve your request. On the effective date of this guarantee, all additional benefit riders and endorsements will automatically terminate. The policy’s net cash surrender value after the paid up death benefit guarantee is in effect will equal the policy account value, less any applicable surrender charges and any outstanding policy loan and accrued loan interest. The policy death benefit will be Option A. We will continue to deduct policy charges from your policy account value. As explained below, electing the paid up death benefit guarantee may reduce your policy’s face amount, which in turn may result in the deduction of a surrender charge. You can request a personalized illustration that will show you how your policy face amount could be reduced and values could be affected by electing the paid up death benefit guarantee.

Possible reduction of face amount.
The face amount of your policy after this guarantee is elected is the lesser of (a) the face amount immediately before the election or (b) the policy account value on the effective date of the election divided by a factor based on the number of years since the policy was issued. The factors are set forth in your policy. As a general matter, the factors change as the insured persons age so that, if your policy account value stayed the same, the result of the calculation under clause (b) above would be lower the longer your policy is in force. We will decline your election if the new face amount would be less than the minimum of $200,000.

If electing the paid up death benefit guarantee causes a reduction in face amount, we will deduct the same portion of any remaining surrender charge as we would have deducted if you had requested that decrease directly (rather than electing the paid up death benefit guarantee). (See “More information about policy charges” in this prospectus.) In certain cases, a reduction in face amount may cause a policy to become a modified endowment contract. See “Tax treatment of distributions to you (loans, partial withdrawals, and full surrender)” under “Tax information.”

Restrictions on allocations and transfers.
While the paid up death benefit guarantee is in effect, you will be restricted as to the investment options available to you under the policy and the amounts that can be allocated to the guaranteed interest option. You will be able to allocate up to 25% of your unloaned policy account value to the guaranteed interest option. Currently, the remainder of your unloaned policy account value must be allocated among the EQ Allocation investment options. (See Appendix: “Investment options available under the policy” for the listing of EQ Allocation investment options.) When you elect the paid up death benefit guarantee, we require that you provide us with new allocation instructions. In the absence of these instructions, we will be unable to process your request.

Also, transfers from one or more of our EQ Allocation investment options into the guaranteed interest option will not be permitted if such transfer would cause the value of your guaranteed interest option to exceed 25% of your total unloaned policy account value. Loan repayments allocated to your guaranteed interest option will be limited to an amount that would not cause the value in your guaranteed interest option to exceed 25% of your total unloaned policy account value. If the value in your guaranteed interest option already exceeds 25% of your total unloaned policy account value (including the repayment), no portion of the repayment will be allocated to the guaranteed interest option. Any portion of the loan repayment that is not allocated to the guaranteed interest option will be allocated in proportion to the loan repayment amounts for the variable investment options you have specified. If we do not have instructions, we will use the allocation percentages for the variable investment options you specified when you elected the paid up death benefit guarantee or the most recent instructions we have on record. These restrictions would be lifted if the paid up death benefit guarantee is terminated.
Other effects of this guarantee.
After you have elected the paid up death benefit guarantee, you may request a policy loan, make a loan repayment or transfer policy account value among the guaranteed interest option and variable investment options, subject to our rules then in effect. The following transactions, however, are not permitted when this guarantee is in effect:

•	premium payments

•	partial withdrawals

•	changes to the policy’s face amount or death benefit option

•	any change that would cause the policy to lose its current or future qualification as life insurance under the Internal Revenue Code or require a current or future distribution from the policy to avoid such disqualification. (See “Tax treatment of distributions to you” under “Tax information” in this prospectus.)

Termination of this guarantee.
You may terminate the paid up death benefit guarantee by written request to our Administrative Office. If terminated, the policy face amount will not change. However, premiums may be required to keep the policy from lapsing. If the guarantee terminates due to an outstanding loan and accrued loan interest exceeding the policy account value, a payment will be required to keep the policy and the guarantee in force pursuant to the policy’s grace period provision. If the guarantee terminates for any reason, it cannot be restored at a later date.

Example: Insureds male age 55 and female age 50 are issued a policy with death benefit Option A, no loans and no riders. After the fourth policy year, the owner elects the Paid Up Death Benefit Guarantee assuming the requirements for the election are met. The face amount is adjusted to an amount that can be supported by the Net Cash Value and the death benefit is locked in and guaranteed for life regardless of investment performance.

Customer loyalty credit

We provide a customer loyalty credit for policies that have been in force for more than 15 years. This is added to your policy account value each month. The dollar amount of the credit is a percentage of the total amount you then have in our investment options. The amount in our investment options does not include any value we are holding as collateral for any policy loans. The percentage credit is currently at an annual rate of 0.05% beginning in the policy’s 16th year. This credit is not guaranteed.

Benefits Available [Table Text Block]
In addition to the standard death benefit(s) associated with your Policy, other standard and/or optional benefits may also be available to you. The following table summarizes information about those benefits. Information about the fees associated with each benefit included in the table may be found in the “Fee Table.”

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
Cash Value Plus Rider	Allows for a reduction or waiver of the surrender charge if the Policy is surrendered for its net cash surrender value, subject to certain conditions.	Optional
•   In order to elect this rider, the policy must have a minimum face amount of $250,000.
•   The waiver of surrender charges does not apply if the policy is being exchanged or replaced during the first eight policy years with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a proportionate surrender charge resulting from a face amount decrease.
•   There is no refund of the premium charge if during the first three policy years the policy terminates after a grace period, is being exchanged or replaced with another life insurance policy or annuity contract on the insured person, including (but not limited to) a 1035 exchange, nor does it apply to a face amount decrease.

Estate Protector Rider	Provides additional insurance during the first four policy years to cover the estimated estate taxes which may be incurred if the death benefit is included in the estate if both insureds die.	Optional
•   Provides additional insurance payable if both insureds die during the first four policy years to help compensate for estate tax liability that could be incurred if the death benefit is included in the policyowner’s estate.
•   The maximum amount of coverage provided by the rider is an additional 122% of the base policy face amount.

Living Benefits Rider	Enables you to receive a portion of the Policy’s death benefit (with certain exclusions), if the insured person has a terminal illness.	Optional
•   Automatically included at issue unless specifically declined on the policy application. If elected after issue, we will deduct $100 from your Policy account value at the time of the transaction.
•   Subject to underwriting guidelines and state availability, your Policy will automatically include this rider if you apply for a face amount of at least $100,000.
•   The maximum aggregate amount of payments that will be paid under this rider for all policies issued by the Company or an affiliate company on the life of the same insured person is generally $250,000.

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Restrictions/Limitation
No-Lapse Guarantee	Generally guarantees that your policy will not terminate for a number of years.	Standard
•   Subject to the payment of certain specified amounts of premiums.
•   Guarantee will no longer apply if the amount of your outstanding policy loans and accrued loan interest is greater than your policy account value.
•   Subject to certain conditions, provides a guarantee against policy lapse for 20 years for issue ages 55 (for the younger insured) or less. For each year over issue age 55, the duration of the guarantee period is decreased by one year until issue age 70 (issue age 56 would have a 19 year guarantee period, issue age 57 would have 18, issue age 69 would have a 6 year guarantee period). At issue ages 70 and above, the duration is 5 years.

Option to Split Policy Upon Divorce	Enables the policy to be exchanged for two individual permanent life policies on each insured, each for an equal amount, in the event of divorce, under the terms of the rider.	Standard
•   The exchange may be done without evidence of insurability if it is requested in writing within 12 months of the date of divorce and the exchange occurs 24 months following the date of divorce.
•   A request to exchange outside of these timeframes requires evidence of insurability on both insured persons. The rider is available, subject to our underwriting rules, if the issue age of the older insured is age 80 or younger.

Option to Split Policy Upon Federal Tax Law Change	Enables the policy to be exchanged for two separate individual permanent life policies on each insured, each for an equal amount, if the federal tax law is changed and results in a reduction of the federal estate tax marital deduction provision or a reduction in the maximum federal estate tax bracket to a rate below 25%.	Standard	• The rider is available, subject to our underwriting rules, if the issue age of the older insured is age 85 or younger.
Paid Up Death Benefit Guarantee	Provides an opportunity to lock in all or a portion of your policy’s death benefit without making additional premium payments.	Optional
•   Subject to certain requirements, you may elect to take advantage of this benefit at any time after the fourth year of your policy if the insured’s attained age is 99 or less.
•   If you elect this benefit, you will be required to reallocate your existing policy account value to a limited number of variable investment options that we make available at our discretion.
•   Not available if you received benefit payments under the Living Benefits Rider at any time.
•   This benefit will terminate if:
•   The sum of any outstanding policy loan and accrued interest exceeds your policy account value;
•   We make a payment under the Living Benefits Rider; or
•   You request that we terminate the election.

Item 18. Portfolio Companies (N-6) [Text Block]
Appendix: Investment options available under the policy

The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH160743. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com. If you exercise the Paid Up Death Benefit Guarantee, you may only invest in the Portfolio Companies listed in the designated table below.

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	13.73%	9.37%	6.84%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	%^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.54	%^	5.13%	1.57%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17	%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10	%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	5.98%	10.88%	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	%^	45.91%	15.78%	10.70%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	25.13%	14.45%	10.79%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00	%^	8.02%	2.60%	2.15%

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	0.85	%^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64	%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	25.57%	15.03%	11.37%
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	12.13%	13.88%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Corporate Bond (1) — EIMG; AllianceBernstein L.P.	0.65	%^	—	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64	%^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIM G; AllianceBernstein L.P.	0.72	%^	19.04%	8.10%	3.69%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Fixed Income	EQ/Long-Term Bond (1) — EIMG	0.65	%^	6.35%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	% ^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	22.32%	13.41%	—

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65	%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.11%		12.31%	5.76%	4.17%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.90%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36	%^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.26	%^	3.53%	3.13%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87	%^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88	%^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	3.99%	9.94%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF (1) — EIMG	1.15	%^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF (1) — EIMG	1.10	%^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24	%^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “ Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. go
v
ernment securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This variable investment option will not be available until May 13, 2024.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio — AllianceBernstein L.P.	1.06%	16.86%	10.51%	7.29%
Equity	AB VPS Relative Value Portfolio — AllianceBernstein L.P.	0.86%^	11.72%	11.57%	9.05%
Equity	AB VPS Sustainable Global Thematic Portfolio — AllianceBernstein L.P.	1.17%^	15.70%	13.27%	9.33%
Asset Allocation	American Funds Insurance Series ® Asset Allocation Fund — Capital Research and Management Company	0.80%	14.02%	8.93%	6.98%
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.16%^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%^	15.67%	8.37%	4.43%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.02%^	12.49%	7.39%	4.63%
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%
Asset Allocation	Fidelity ® VIP Asset Manager Growth Portfolio — Fidelity Management and Research Company (FMR)	0.89%	16.05%	9.41%	6.30%
Equity	Fidelity ® VIP Growth & Income Portfolio — Fidelity Management and Research Company (FMR)	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	14.80%	12.17%	7.86%
Equity	Fidelity ® VIP Value Portfolio — Fidelity Management and Research Company (FMR)	0.85%	19.47%	15.69%	9.71%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%^	12.75%	11.06%	7.04%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Manage m ent Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%	11.95%	4.46%	3.70%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%^	-7.93%	8.46%	-0.90%
Equity	T. Rowe Price Blue Chip Growth Portfolio — T. Rowe Price Associates, Inc.	1.00%^	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Equity	T. Rowe Price Mid-Cap Growth Portfolio — T. Rowe Price Investment Management, Inc.	1.09%^	19.63%	11.36%	10.22%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.35%^	12.62%	4.22%	2.32%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	2.88%	-2.13%	-0.66%

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%	-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Prospectuses Available [Text Block]	The following is a list of Portfolio Companies available under the policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at www.equitable.com/ICSR#EQH160743. You can request this information at no cost by calling 1-877-522-5035 or by sending an email request to EquitableFunds@dfinsolutions.com.
Portfolio Companies [Table Text Block]

The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each variable investment option’s past performance is not necessarily an indication of future performance.

Affiliated Portfolio Companies:

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Specialty	1290 VT Convertible Securities — Equitable Investment Management Group, LLC (“EIMG”); SSGA Funds Management, Inc.	0.90	%^	13.73%	9.37%	6.84%
Fixed Income	1290 VT DoubleLine Opportunistic Bond — EIMG; DoubleLine Capital LP	0.91	%^	6.60%	0.72%	—
Equity	1290 VT Equity Income — EIMG; Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	0.95	%^	5.49%	10.25%	7.23%
Specialty	1290 VT GAMCO Mergers & Acquisitions — EIMG; GAMCO Asset Management, Inc.	1.29	%^	9.53%	4.22%	3.39%
Equity	1290 VT GAMCO Small Company Value — EIMG; GAMCO Asset Management, Inc.	1.06%		21.04%	12.82%	7.94%
Specialty	1290 VT Multi-Alternative Strategies — EIMG	1.54	%^	5.13%	1.57%	—
Specialty	1290 VT Natural Resources — EIMG; AllianceBernstein L.P.	0.90	%^	1.17%	10.31%	2.80%
Specialty	1290 VT Real Estate — EIMG; AllianceBernstein L.P.	0.90	%^	9.46%	2.74%	3.61%
Equity	1290 VT Small Cap Value — EIMG; BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC	1.17	%^	5.79%	12.69%	—
Equity	1290 VT SmartBeta Equity ESG — EIMG; AXA Investment Managers US Inc.	1.10	%^	16.49%	11.53%	8.52%
Equity	1290 VT Socially Responsible — EIMG; BlackRock Investment Management, LLC	0.92%		27.50%	15.12%	11.32%
Equity	EQ/AB Small Cap Growth — EIMG; AllianceBernstein L.P.	0.93%		17.70%	10.59%	7.78%
Equity	EQ/AB Sustainable U.S. Thematic — EIMG; AllianceBernstein L.P.	1.00	%^	20.56%	—	—
Asset Allocation	EQ/Aggressive Allocation † — EIMG	1.18%		18.37%	10.23%	7.07%
Asset Allocation	EQ/All Asset Growth Allocation — EIMG	1.25	%^	14.15%	7.70%	5.27%
Equity	EQ/American Century Mid Cap Value — EIMG; American Century Investment Management, Inc.	1.00	%^	5.98%	10.88%	—
Equity	EQ/ClearBridge Large Cap Growth ESG — EIMG; ClearBridge Investments, LLC	1.00	%^	45.91%	15.78%	10.70%
Equity	EQ/Common Stock Index — EIMG; AllianceBernstein L.P.	0.67	%^	25.13%	14.45%	10.79%
Asset Allocation	EQ/Conservative Allocation † — EIMG	1.00	%^	8.02%	2.60%	2.15%

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Asset Allocation	EQ/Conservative-Plus Allocation † — EIMG	0.85	%^	10.86%	4.76%	3.57%
Fixed Income	EQ/Core Bond Index — EIMG; SSGA Funds Management, Inc.	0.64	%^	4.51%	1.02%	1.11%
Fixed Income	EQ/Core Plus Bond — EIMG; Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.93	%^	4.51%	1.94%	1.60%
Equity	EQ/Emerging Markets Equity PLUS — EIMG; AllianceBernstein L.P., EARNEST Partners, LLC	1.20	%^	10.34%	4.02%	1.86%
Equity	EQ/Equity 500 Index — EIMG; AllianceBernstein L.P.	0.54	%^	25.57%	15.03%	11.37%
Equity	EQ/Franklin Rising Dividends — EIMG; Franklin Advisers, Inc.	0.87	%^	12.13%	13.88%	—
Equity	EQ/Goldman Sachs Mid Cap Value — EIMG; Goldman Sachs Asset Management L.P.	1.09	%^	11.22%	12.97%	—
Fixed Income	EQ/Intermediate Corporate Bond (1) — EIMG; AllianceBernstein L.P.	0.65	%^	—	—	—
Fixed Income	EQ/Intermediate Government Bond — EIMG; SSGA Funds Management, Inc.	0.64	%^	3.87%	0.39%	0.56%
Equity	EQ/International Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	1.06%		16.85%	7.96%	3.55%
Equity	EQ/International Equity Index — EIM G; AllianceBernstein L.P.	0.72	%^	19.04%	8.10%	3.69%
Equity	EQ/International Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC, Harris Associates LP	1.03%		18.52%	7.60%	3.02%
Equity	EQ/Invesco Comstock — EIMG; Invesco Advisers, Inc.	1.00	%^	12.01%	13.18%	8.70%
Equity	EQ/Invesco Global — EIMG; Invesco Advisers, Inc.	1.10	%^	33.79%	11.76%	7.95%
Specialty	EQ/Invesco Global Real Assets — EIMG; Invesco Advisers, Inc.	1.16%		10.08%	5.45%	—
Equity	EQ/Janus Enterprise — EIMG; Janus Henderson Investors US LLC	1.05%		17.01%	13.08%	7.62%
Equity	EQ/JPMorgan Growth Stock — EIMG; J.P. Morgan Investment Management Inc.	0.96	%^	46.33%	12.84%	11.28%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%		10.90%	14.17%	10.12%
Equity	EQ/Large Cap Core Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.90%		23.98%	14.26%	10.58%
Equity	EQ/Large Cap Growth Index — EIMG; AllianceBernstein L.P.	0.73%		41.54%	18.63%	14.02%
Equity	EQ/Large Cap Growth Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.88%		38.97%	16.20%	12.47%
Equity	EQ/Large Cap Value Index — EIMG; AllianceBernstein L.P.	0.74%		10.71%	10.15%	7.66%
Fixed Income	EQ/Long-Term Bond (1) — EIMG	0.65	%^	6.35%	—	—
Equity	EQ/Loomis Sayles Growth — EIMG; Loomis, Sayles & Company, L.P.	1.05	% ^	43.89%	15.66%	13.24%
Equity	EQ/MFS International Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	14.52%	9.28%	6.12%
Equity	EQ/MFS International Intrinsic Value — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.15	%^	17.37%	8.29%	—
Equity	EQ/MFS Mid Cap Focused Growth — EIMG; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.10	%^	22.32%	13.41%	—

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses		Average Annual Total Returns (as of 12/31/2023)
				1 year	5 year	10 year
Specialty	EQ/MFS Technology — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.14%		54.10%	17.38%	—
Specialty	EQ/MFS Utilities Series — EIMG ; Massachusetts Financial Services Company d/b/a MFS Investment Management	1.05	%^	-2.36%	8.01%	—
Equity	EQ/Mid Cap Index — EIMG; AllianceBernstein L.P.	0.65	%^	15.77%	11.88%	8.54%
Equity	EQ/Mid Cap Value Managed Volatility † — EIMG; BlackRock Investment Management, LLC	0.97%		13.19%	10.36%	7.21%
Asset Allocation	EQ/Moderate Allocation † — EIMG	1.11%		12.31%	5.76%	4.17%
Asset Allocation	EQ/Moderate-Plus Allocation † — EIMG	1.13%		15.36%	8.10%	5.67%
Cash/Cash Equivalent	EQ/Money Market * — EIMG; Dreyfus, a division of Mellon Investments Corporation	0.69%		4.47%	1.48%	0.90%
Equity	EQ/Morgan Stanley Small Cap Growth — EIMG; BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.	1.15	%^	34.45%	15.17%	—
Fixed Income	EQ/PIMCO Global Real Return — EIMG; Pacific Investment Management Company LLC	2.36	%^	4.09%	1.62%	2.49%
Fixed Income	EQ/PIMCO Real Return — EIMG; Pacific Investment Management Company LLC	2.26	%^	3.53%	3.13%	—
Fixed Income	EQ/PIMCO Total Return ESG — EIMG; Pacific Investment Management Company LLC	0.87	%^	5.63%	1.11%	—
Fixed Income	EQ/PIMCO Ultra Short Bond — EIMG; Pacific Investment Management Company LLC	0.88	%^	5.56%	1.61%	1.25%
Equity	EQ/Small Company Index — EIMG; AllianceBernstein L.P.	0.64%		16.72%	10.06%	7.01%
Specialty	EQ/T. Rowe Price Health Sciences — EIMG; T. Rowe Price Associates, Inc.	1.20	%^	3.99%	9.94%	—
Equity	EQ/Value Equity — EIMG; Aristotle Capital Management, LLC	0.92%		19.52%	10.06%	6.90%
Asset Allocation	Equitable Conservative Growth MF/ETF Portfolio — EIMG	1.10	%^	9.86%	7.20%	4.77%
Asset Allocation	Equitable Growth MF/ETF (1) — EIMG	1.15	%^	14.23%	—	—
Asset Allocation	Equitable Moderate Growth MF/ETF (1) — EIMG	1.10	%^	12.01%	—	—
Equity	Multimanager Aggressive Equity — EIMG; AllianceBernstein L.P.	1.00%		38.29%	15.92%	12.48%
Specialty	Multimanager Technology — EIMG; AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP	1.24	%^	49.53%	19.07%	16.18%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†
EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “ Portfolios of the Trusts” for more information regarding volatility management.

*
The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. go
v
ernment securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.

(1)	This variable investment option will not be available until May 13, 2024.

Unaffiliated Portfolio Companies:

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Equity	AB VPS Discovery Value Portfolio — AllianceBernstein L.P.	1.06%	16.86%	10.51%	7.29%
Equity	AB VPS Relative Value Portfolio — AllianceBernstein L.P.	0.86%^	11.72%	11.57%	9.05%
Equity	AB VPS Sustainable Global Thematic Portfolio — AllianceBernstein L.P.	1.17%^	15.70%	13.27%	9.33%
Asset Allocation	American Funds Insurance Series ® Asset Allocation Fund — Capital Research and Management Company	0.80%	14.02%	8.93%	6.98%
Equity	American Funds Insurance Series ® Global Small Capitalization Fund — Capital Research and Management Company	1.16%^	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series ® New World Fund ® — Capital Research and Management Company	1.07%^	15.67%	8.37%	4.43%
Asset Allocation	BlackRock Global Allocation V.I. Fund — BlackRock Advisors, LLC; BlackRock International Limited, BlackRock (Singapore) Limited	1.02%^	12.49%	7.39%	4.63%
Equity	ClearBridge Variable Mid Cap Portfolio — Legg Mason Partners Fund Advisor, LLC; ClearBridge Investments, LLC	1.08%	12.62%	10.46%	6.83%
Asset Allocation	Fidelity ® VIP Asset Manager Growth Portfolio — Fidelity Management and Research Company (FMR)	0.89%	16.05%	9.41%	6.30%
Equity	Fidelity ® VIP Growth & Income Portfolio — Fidelity Management and Research Company (FMR)	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity ® VIP Mid Cap Portfolio — Fidelity Management and Research Company (FMR)	0.82%	14.80%	12.17%	7.86%
Equity	Fidelity ® VIP Value Portfolio — Fidelity Management and Research Company (FMR)	0.85%	19.47%	15.69%	9.71%
Equity	Franklin Small Cap Value VIP Fund — Franklin Mutual Advisers, LLC	0.91%^	12.75%	11.06%	7.04%
Equity	Invesco V.I. Diversified Dividend Fund — Invesco Advisers, Inc.	0.93%	8.77%	9.53%	7.53%
Asset Allocation	Janus Henderson Balanced Portfolio — Janus Henderson Investors US LLC	0.87%	15.13%	9.37%	7.73%
Fixed Income	Lord Abbett Bond Debenture Portfolio (VC) — Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
Fixed Income	Macquarie VIP High Income Series (1) — Delaware Management Company; Macquarie Investment Manage m ent Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.96%	11.95%	4.46%	3.70%
Specialty	PIMCO CommodityRealReturn ® Strategy Portfolio — Pacific Investment Management Company LLC	1.58%^	-7.93%	8.46%	-0.90%
Equity	T. Rowe Price Blue Chip Growth Portfolio — T. Rowe Price Associates, Inc.	1.00%^	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Income Portfolio - II — T. Rowe Price Associates, Inc.	0.99%	9.31%	10.92%	7.57%
Equity	T. Rowe Price Mid-Cap Growth Portfolio — T. Rowe Price Investment Management, Inc.	1.09%^	19.63%	11.36%	10.22%
Equity	Templeton Developing Markets VIP Fund — Templeton Asset Management Ltd.	1.35%^	12.62%	4.22%	2.32%
Fixed Income	Templeton Global Bond VIP Fund — Franklin Advisers, Inc.	0.75%^	2.88%	-2.13%	-0.66%

TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Specialty	VanEck VIP Global Resources Fund — Van Eck Associates Corporation	1.36%	-3.84%	10.34%	-1.26%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
(1)
This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.

Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You may lose money by investing in the policy.
Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The policy is des
i
	gned to provide benefits on a long-term basis. Consequently, you should not use the policy as a short-term investment or savings vehicle. Because of the long-term nature of the policy, you should consider whether purchasing the Policy is consistent with the purpose for which it is being considered.
Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the policy and the guaranteed interest option (“GIO”), each of which has its own unique risks. You should review the Portfolios’ prospectuses and the “Guaranteed Interest Option” section in “Investment options within your policy” in this prospectus before making an investment decision. Portfolio prospectuses are available at www.equitable.com/ICSR#EQH160743.For more information on the Portfolios, please refer to Appendix: “Investment options available under the policy” in this prospectus.
Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the policy is subject to the risks related to the Company. Any policy obligations (including under the fixed rate option), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://equitable.com/about-us/financial-strength-ratings. More information about the Company’s general account can be found in “About our general account” in this prospectus.
Policy Lapse [Member]
Prospectus:
Risk [Text Block]
Death benefits will not be paid if the policy has lapsed. Your policy may lapse if, due to insufficient premium payments, poor investment performance, withdrawals, unpaid loans or loan interest, your policy account value does not cover policy charges. If your policy is in default, you will be notif ie
d in writing and given an opportunity to make an additional payment to keep your policy in force and prevent it from lapsing. The grace period you have to make said additional payment will be 61 days long. If your policy lapses, you will be notified in writing and you may be able to make additional payments to restore your policy’s benefits. In this case, additional requirements must also be met to restore your policy. If your policy provides for a no-lapse
guarantee, you may have to pay more premiums to have the benefits of the no lapse guarantee.
	For more information on how to prevent your policy from lapsing, please refer to “The minimum amount of premiums you must pay” and “You can guarantee that your policy will not terminate before a certain date” in this prospectus.
Risks Of Investing In A Policy [Member]
Prospectus:
Principal Risk [Text Block]
Risks of investing in a policy

The policy is unsuitable as a short-term savings vehicle. The policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. The principal risks of investing in a policy are as follows:

•	If the investment options you choose perform poorly, you could lose some or all of the premiums you pay.

•	If the investment options you choose do not make enough money to pay for the policy charges, except to the extent provided by any guarantees against termination or paid up death benefit guarantee you may have, you could have to pay more premiums to keep your policy from terminating.

•	Your policy will lapse and possibly terminate without value if it does not have enough net policy account value to pay monthly charges when due, and this could occur due to insufficient premium payments, policy charges, policy loans, partial withdrawals, and/or poor investment performance. If your policy lapses and terminates you will not be paid a death benefit.

•	If you take a policy loan or a partial withdrawal you may decrease the net policy account value, cash surrender value and/or death benefit and may risk the loss of the no lapse guarantee.

•	We can increase, without your consent and subject to any necessary regulatory approvals, any charge that you currently pay at less than the maximum amount. We will not increase any charge beyond the highest maximum noted in the tables in “Fee Tables” in this prospectus.

•	You may have to pay a surrender charge and there may be adverse tax consequences if you wish to discontinue some or all of your insurance coverage under a policy.

•	Partial withdrawals from your policy are available only after the first policy year and must be at least $500 and no more than the net cash surrender value. Under certain circumstances, we will automatically reduce your policy’s face amount as a result of a partial withdrawal.

Your policy permits other transactions that also have risks. These and other risks and benefits of investing in a policy are discussed in detail throughout this prospectus.

A comprehensive discussion of the risks of each investment option may be found in the Trust prospectus for that investment option.

One Thousand Two Hundred Ninety VT Convertible Securities [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Convertible Securities
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Equitable Investment Management Group, LLC (“EIMG”)
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.90%	[5]
Average Annual Total Returns, 1 Year [Percent]	13.73%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	6.84%
One Thousand Two Hundred Ninety VT DoubleLine Opportunistic Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT DoubleLine Opportunistic Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.91%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.72%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred Ninety VT Equity Income [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Equity Income
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors
Current Expenses [Percent]	0.95%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	10.25%
Average Annual Total Returns, 10 Years [Percent]	7.23%
One Thousand Two Hundred Ninety VT GAMCO Mergers Acquisitions [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT GAMCO Mergers & Acquisitions
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.29%	[5]
Average Annual Total Returns, 1 Year [Percent]	9.53%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	3.39%
One Thousand Two Hundred Ninety VT GAMCO Small Company Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT GAMCO Small Company Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	GAMCO Asset Management, Inc.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	21.04%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	7.94%
One Thousand Two Hundred Ninety VT MultiAlternative Strategies [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Multi-Alternative Strategies
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.54%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	1.57%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred Ninety VT Natural Resources [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Natural Resources
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[5]
Average Annual Total Returns, 1 Year [Percent]	1.17%
Average Annual Total Returns, 5 Years [Percent]	10.31%
Average Annual Total Returns, 10 Years [Percent]	2.80%
One Thousand Two Hundred Ninety VT Real Estate [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Real Estate
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%	[5]
Average Annual Total Returns, 1 Year [Percent]	9.46%
Average Annual Total Returns, 5 Years [Percent]	2.74%
Average Annual Total Returns, 10 Years [Percent]	3.61%
One Thousand Two Hundred Ninety VT Small Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Small Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Horizon Kinetics Asset Management LLC
Current Expenses [Percent]	1.17%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.79%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]
One Thousand Two Hundred Ninety VT SmartBeta Equity ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT SmartBeta Equity ESG
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AXA Investment Managers US Inc.
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	16.49%
Average Annual Total Returns, 5 Years [Percent]	11.53%
Average Annual Total Returns, 10 Years [Percent]	8.52%
One Thousand Two Hundred Ninety VT Socially Responsible [Member]
Prospectus:
Portfolio Company Name [Text Block]	1290 VT Socially Responsible
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	27.50%
Average Annual Total Returns, 5 Years [Percent]	15.12%
Average Annual Total Returns, 10 Years [Percent]	11.32%
EQAB Small Cap Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/AB Small Cap Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	17.70%
Average Annual Total Returns, 5 Years [Percent]	10.59%
Average Annual Total Returns, 10 Years [Percent]	7.78%
EQAB Sustainable U.S. Thematic [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/AB Sustainable U.S. Thematic
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	20.56%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQAggressive Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Aggressive Allocation	[6]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	10.23%
Average Annual Total Returns, 10 Years [Percent]	7.07%
EQAll Asset Growth Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/All Asset Growth Allocation
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.25%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.15%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	5.27%
EQAmerican Century Mid Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/American Century Mid Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.88%
Average Annual Total Returns, 10 Years [Percent]
EQClearBridge Large Cap Growth ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/ClearBridge Large Cap Growth ESG
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	45.91%
Average Annual Total Returns, 5 Years [Percent]	15.78%
Average Annual Total Returns, 10 Years [Percent]	10.70%
EQCommon Stock Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Common Stock Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.67%	[5]
Average Annual Total Returns, 1 Year [Percent]	25.13%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	10.79%
EQConservative Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Conservative Allocation	[6]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	8.02%
Average Annual Total Returns, 5 Years [Percent]	2.60%
Average Annual Total Returns, 10 Years [Percent]	2.15%
EQConservativePlus Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Conservative-Plus Allocation	[6]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.85%	[5]
Average Annual Total Returns, 1 Year [Percent]	10.86%
Average Annual Total Returns, 5 Years [Percent]	4.76%
Average Annual Total Returns, 10 Years [Percent]	3.57%
EQCore Bond Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Core Bond Index
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[5]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.02%
Average Annual Total Returns, 10 Years [Percent]	1.11%
EQCore Plus Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Core Plus Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.93%	[5]
Average Annual Total Returns, 1 Year [Percent]	4.51%
Average Annual Total Returns, 5 Years [Percent]	1.94%
Average Annual Total Returns, 10 Years [Percent]	1.60%
EQEmerging Markets Equity PLUS [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Emerging Markets Equity PLUS
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., EARNEST Partners, LLC
Current Expenses [Percent]	1.20%	[5]
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	4.02%
Average Annual Total Returns, 10 Years [Percent]	1.86%
EQEquity 500 Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Equity 500 Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.54%	[5]
Average Annual Total Returns, 1 Year [Percent]	25.57%
Average Annual Total Returns, 5 Years [Percent]	15.03%
Average Annual Total Returns, 10 Years [Percent]	11.37%
EQFranklin Rising Dividends [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Franklin Rising Dividends
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.87%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	13.88%
Average Annual Total Returns, 10 Years [Percent]
EQGoldman Sachs Mid Cap Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Goldman Sachs Mid Cap Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management L.P.
Current Expenses [Percent]	1.09%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.22%
Average Annual Total Returns, 5 Years [Percent]	12.97%
Average Annual Total Returns, 10 Years [Percent]
EQIntermediate Corporate Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Intermediate Corporate Bond	[7]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[5]
Average Annual Total Returns, 1 Year [Percent]
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQIntermediate Government Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Intermediate Government Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.64%	[5]
Average Annual Total Returns, 1 Year [Percent]	3.87%
Average Annual Total Returns, 5 Years [Percent]	0.39%
Average Annual Total Returns, 10 Years [Percent]	0.56%
EQInternational Core Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Core Managed Volatility	[6]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.85%
Average Annual Total Returns, 5 Years [Percent]	7.96%
Average Annual Total Returns, 10 Years [Percent]	3.55%
EQInternational Equity Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Equity Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIM G
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.72%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.04%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	3.69%
EQInternational Value Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/International Value Managed Volatility	[6]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Harris Associates LP
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	18.52%
Average Annual Total Returns, 5 Years [Percent]	7.60%
Average Annual Total Returns, 10 Years [Percent]	3.02%
EQInvesco Comstock [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Comstock
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]	13.18%
Average Annual Total Returns, 10 Years [Percent]	8.70%
EQInvesco Global [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Global
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	33.79%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	7.95%
EQInvesco Global Real Assets [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Invesco Global Real Assets
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	10.08%
Average Annual Total Returns, 5 Years [Percent]	5.45%
Average Annual Total Returns, 10 Years [Percent]
EQJanus Enterprise [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Janus Enterprise
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	17.01%
Average Annual Total Returns, 5 Years [Percent]	13.08%
Average Annual Total Returns, 10 Years [Percent]	7.62%
EQJPMorgan Growth Stock [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/JPMorgan Growth Stock
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%	[5]
Average Annual Total Returns, 1 Year [Percent]	46.33%
Average Annual Total Returns, 5 Years [Percent]	12.84%
Average Annual Total Returns, 10 Years [Percent]	11.28%
EQJPMorgan Value Opportunities [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/JPMorgan Value Opportunities
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.90%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	10.12%
EQLarge Cap Core Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Core Managed Volatility	[6]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	23.98%
Average Annual Total Returns, 5 Years [Percent]	14.26%
Average Annual Total Returns, 10 Years [Percent]	10.58%
EQLarge Cap Growth Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	41.54%
Average Annual Total Returns, 5 Years [Percent]	18.63%
Average Annual Total Returns, 10 Years [Percent]	14.02%
EQLarge Cap Growth Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Growth Managed Volatility	[6]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	16.20%
Average Annual Total Returns, 10 Years [Percent]	12.47%
EQLarge Cap Value Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Large Cap Value Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	10.71%
Average Annual Total Returns, 5 Years [Percent]	10.15%
Average Annual Total Returns, 10 Years [Percent]	7.66%
EQLongTerm Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Long-Term Bond	[7]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	0.65%	[5]
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
EQLoomis Sayles Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Loomis Sayles Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.05%	[5]
Average Annual Total Returns, 1 Year [Percent]	43.89%
Average Annual Total Returns, 5 Years [Percent]	15.66%
Average Annual Total Returns, 10 Years [Percent]	13.24%
EQMFS International Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS International Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.52%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	6.12%
EQMFS International Intrinsic Value [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS International Intrinsic Value
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.15%	[5]
Average Annual Total Returns, 1 Year [Percent]	17.37%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]
EQMFS Mid Cap Focused Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Mid Cap Focused Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	22.32%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]
EQMFS Technology [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Technology
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	54.10%
Average Annual Total Returns, 5 Years [Percent]	17.38%
Average Annual Total Returns, 10 Years [Percent]
EQMFS Utilities Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/MFS Utilities Series
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company d/b/a MFS Investment Management
Current Expenses [Percent]	1.05%	[5]
Average Annual Total Returns, 1 Year [Percent]	(2.36%)
Average Annual Total Returns, 5 Years [Percent]	8.01%
Average Annual Total Returns, 10 Years [Percent]
EQMid Cap Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Mid Cap Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.65%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.77%
Average Annual Total Returns, 5 Years [Percent]	11.88%
Average Annual Total Returns, 10 Years [Percent]	8.54%
EQMid Cap Value Managed Volatility [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Mid Cap Value Managed Volatility	[6]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	10.36%
Average Annual Total Returns, 10 Years [Percent]	7.21%
EQModerate Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Moderate Allocation	[6]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	4.17%
EQModeratePlus Allocation [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Moderate-Plus Allocation	[6]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	15.36%
Average Annual Total Returns, 5 Years [Percent]	8.10%
Average Annual Total Returns, 10 Years [Percent]	5.67%
EQMoney Market [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Money Market	[8]
Portfolio Company Objective [Text Block]	Cash/Cash Equivalent
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Dreyfus, a division of Mellon Investments Corporation
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.47%
Average Annual Total Returns, 5 Years [Percent]	1.48%
Average Annual Total Returns, 10 Years [Percent]	0.90%
EQMorgan Stanley Small Cap Growth [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Morgan Stanley Small Cap Growth
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC, Morgan Stanley Investment Management, Inc.
Current Expenses [Percent]	1.15%	[5]
Average Annual Total Returns, 1 Year [Percent]	34.45%
Average Annual Total Returns, 5 Years [Percent]	15.17%
Average Annual Total Returns, 10 Years [Percent]
EQPIMCO Global Real Return [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Global Real Return
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.36%	[5]
Average Annual Total Returns, 1 Year [Percent]	4.09%
Average Annual Total Returns, 5 Years [Percent]	1.62%
Average Annual Total Returns, 10 Years [Percent]	2.49%
EQPIMCO Real Return [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Real Return
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	2.26%	[5]
Average Annual Total Returns, 1 Year [Percent]	3.53%
Average Annual Total Returns, 5 Years [Percent]	3.13%
Average Annual Total Returns, 10 Years [Percent]
EQPIMCO Total Return ESG [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Total Return ESG
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.87%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.63%
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]
EQPIMCO Ultra Short Bond [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/PIMCO Ultra Short Bond
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.88%	[5]
Average Annual Total Returns, 1 Year [Percent]	5.56%
Average Annual Total Returns, 5 Years [Percent]	1.61%
Average Annual Total Returns, 10 Years [Percent]	1.25%
EQSmall Company Index [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Small Company Index
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	16.72%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	7.01%
EQT. Rowe Price Health Sciences [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/T. Rowe Price Health Sciences
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.20%	[5]
Average Annual Total Returns, 1 Year [Percent]	3.99%
Average Annual Total Returns, 5 Years [Percent]	9.94%
Average Annual Total Returns, 10 Years [Percent]
EQValue Equity [Member]
Prospectus:
Portfolio Company Name [Text Block]	EQ/Value Equity
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	Aristotle Capital Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.52%
Average Annual Total Returns, 5 Years [Percent]	10.06%
Average Annual Total Returns, 10 Years [Percent]	6.90%
Equitable Conservative Growth MFETF Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Conservative Growth MF/ETF Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	9.86%
Average Annual Total Returns, 5 Years [Percent]	7.20%
Average Annual Total Returns, 10 Years [Percent]	4.77%
Equitable Growth MFETF [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Growth MF/ETF	[9]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.15%	[5]
Average Annual Total Returns, 1 Year [Percent]	14.23%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Equitable Moderate Growth MFETF [Member]
Prospectus:
Portfolio Company Name [Text Block]	Equitable Moderate Growth MF/ETF	[9]
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	EIMG
Current Expenses [Percent]	1.10%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.01%
Average Annual Total Returns, 5 Years [Percent]
Average Annual Total Returns, 10 Years [Percent]
Multimanager Aggressive Equity [Member]
Prospectus:
Portfolio Company Name [Text Block]	Multimanager Aggressive Equity
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	38.29%
Average Annual Total Returns, 5 Years [Percent]	15.92%
Average Annual Total Returns, 10 Years [Percent]	12.48%
Multimanager Technology [Member]
Prospectus:
Portfolio Company Name [Text Block]	Multimanager Technology
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	EIMG
Portfolio Company Subadviser [Text Block]	AllianceBernstein L.P., FIAM LLC, Wellington Management Company LLP
Current Expenses [Percent]	1.24%	[5]
Average Annual Total Returns, 1 Year [Percent]	49.53%
Average Annual Total Returns, 5 Years [Percent]	19.07%
Average Annual Total Returns, 10 Years [Percent]	16.18%
AB VPS Discovery Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Discovery Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	16.86%
Average Annual Total Returns, 5 Years [Percent]	10.51%
Average Annual Total Returns, 10 Years [Percent]	7.29%
AB VPS Relative Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Relative Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.86%	[5]
Average Annual Total Returns, 1 Year [Percent]	11.72%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	9.05%
AB VPS Sustainable Global Thematic Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.17%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	13.27%
Average Annual Total Returns, 10 Years [Percent]	9.33%
American Funds Insurance SeriesAsset Allocation Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Asset Allocation Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.02%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	6.98%
American Funds Insurance SeriesGlobal Small Capitalization Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® Global Small Capitalization Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.16%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.79%
Average Annual Total Returns, 5 Years [Percent]	8.03%
Average Annual Total Returns, 10 Years [Percent]	5.51%
American Funds Insurance SeriesNew World Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	American Funds Insurance Series ® New World Fund ®
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%	[5]
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	8.37%
Average Annual Total Returns, 10 Years [Percent]	4.43%
BlackRock Global Allocation V.I. Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	BlackRock Global Allocation V.I. Fund
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited, BlackRock (Singapore) Limited
Current Expenses [Percent]	1.02%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	7.39%
Average Annual Total Returns, 10 Years [Percent]	4.63%
ClearBridge Variable Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	ClearBridge Variable Mid Cap Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	10.46%
Average Annual Total Returns, 10 Years [Percent]	6.83%
FidelityVIP Asset Manager Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Asset Manager Growth Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	16.05%
Average Annual Total Returns, 5 Years [Percent]	9.41%
Average Annual Total Returns, 10 Years [Percent]	6.30%
FidelityVIP Growth Income Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Growth & Income Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	18.37%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	9.99%
FidelityVIP Mid Cap Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Mid Cap Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	12.17%
Average Annual Total Returns, 10 Years [Percent]	7.86%
FidelityVIP Value Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Fidelity ® VIP Value Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Fidelity Management and Research Company (FMR)
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	19.47%
Average Annual Total Returns, 5 Years [Percent]	15.69%
Average Annual Total Returns, 10 Years [Percent]	9.71%
Franklin Small Cap Value VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Franklin Small Cap Value VIP Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	0.91%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.75%
Average Annual Total Returns, 5 Years [Percent]	11.06%
Average Annual Total Returns, 10 Years [Percent]	7.04%
Invesco V.I. Diversified Dividend Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Invesco V.I. Diversified Dividend Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	8.77%
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	7.53%
Janus Henderson Balanced Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	Janus Henderson Balanced Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	15.13%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	7.73%
Lord Abbett Bond Debenture Portfolio (VC) [Member]
Prospectus:
Portfolio Company Name [Text Block]	Lord Abbett Bond Debenture Portfolio (VC)
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	6.55%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	3.49%
Macquarie VIP High Income Series [Member]
Prospectus:
Portfolio Company Name [Text Block]	Macquarie VIP High Income Series	[9]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Delaware Management Company
Portfolio Company Subadviser [Text Block]	Macquarie Investment Manage m ent Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	11.95%
Average Annual Total Returns, 5 Years [Percent]	4.46%
Average Annual Total Returns, 10 Years [Percent]	3.70%
PIMCO CommodityRealReturnStrategy Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn ® Strategy Portfolio
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.58%	[5]
Average Annual Total Returns, 1 Year [Percent]	(7.93%)
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	(0.90%)
T. Rowe Price Blue Chip Growth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.00%	[5]
Average Annual Total Returns, 1 Year [Percent]	48.96%
Average Annual Total Returns, 5 Years [Percent]	13.22%
Average Annual Total Returns, 10 Years [Percent]	12.03%
T. Rowe Price Equity Income Portfolio II [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Equity Income Portfolio - II
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	9.31%
Average Annual Total Returns, 5 Years [Percent]	10.92%
Average Annual Total Returns, 10 Years [Percent]	7.57%
T. Rowe PriceMidCapGrowth Portfolio [Member]
Prospectus:
Portfolio Company Name [Text Block]	T. Rowe Price Mid-Cap Growth Portfolio
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%	[5]
Average Annual Total Returns, 1 Year [Percent]	19.63%
Average Annual Total Returns, 5 Years [Percent]	11.36%
Average Annual Total Returns, 10 Years [Percent]	10.22%
Templeton Developing Markets VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Developing Markets VIP Fund
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Current Expenses [Percent]	1.35%	[5]
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	2.32%
Templeton Global Bond VIP Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	Templeton Global Bond VIP Fund
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%	[5]
Average Annual Total Returns, 1 Year [Percent]	2.88%
Average Annual Total Returns, 5 Years [Percent]	(2.13%)
Average Annual Total Returns, 10 Years [Percent]	(0.66%)
VanEck VIP Global Resources Fund [Member]
Prospectus:
Portfolio Company Name [Text Block]	VanEck VIP Global Resources Fund
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.36%
Average Annual Total Returns, 1 Year [Percent]	(3.84%)
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	(1.26%)
Wire Transfer Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Wire Transfer Charge	[10]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 90
Other Transaction Fee, Current [Dollars]	$ 90
Express Mail Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Express Mail Charge	[10]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 35
Other Transaction Fee, Current [Dollars]	$ 35
Policy Illustration Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy Illustration Charge	[4]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 0
Duplicate Policy Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Duplicate Policy Charge	[11]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 35
Other Transaction Fee, Current [Dollars]	$ 35
Policy History Charge [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Policy History Charge	[4],[11],[12]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 50
Charge For Returned Payments [Member]
Prospectus:
Other Transaction Fee, Description [Text Block]	Charge for Returned Payments	[11]
Other Transaction Fee, When Deducted [Text Block]	At the time of the transaction
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee, Current [Dollars]	$ 25
Annual Portfolio Operating Expenses Before The Effect Of Expense Limitation Arrangements [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.57%	[13]
Portfolio Company Expenses Maximum [Percent]	2.65%	[13]
Annual Portfolio Operating Expenses After The Effect Of Expense Limitation Arrangements [Member]
Prospectus:
Portfolio Company Expenses Minimum [Percent]	0.54%	[13]
Portfolio Company Expenses Maximum [Percent]	2.36%	[13]

[1]	Currently, we deduct 8% of each premium payment up to ten “target premiums” and then 5% of each premium payment after an amount equal to ten “target premiums” has been paid. The “target premium” is actuarially determined for each policy, based on that policy’s specific characteristics, among other factors. If your policy includes the Cash Value Plus Rider, a portion of the cumulative premium charges will be refunded upon the surrender within the first three policy years, subject to a cumulative premium-based cap on the rider benefits (see “Cash Value Plus Rider” in “Other benefits available under the policy” in this prospectus).
[2]	Since the charges may vary based on individual characteristics of the insureds, these charges may not be representative of the charge that you will pay. In particular, the initial amount of surrender charge depends on each policy’s specific characteristics. Your financial professional can provide you with more information about these charges as they relate to the insured’s particular characteristics. See “Deducting policy charges” under “More information about policy charges” in this prospectus.
[3]	No charge, however, will ever apply to a transfer of all of your variable investment option amounts to our guaranteed interest option, or to any transfer pursuant to our automatic transfer service or asset rebalancing service as discussed in this prospectus.
[4]	We do not currently charge this fee, but reserve the right to in the future.
[5]	This Portfolio’s annual expenses reflect temporary fee reductions.
[6]	EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “ Portfolios of the Trusts” for more information regarding volatility management.
[7]	This variable investment option will not be available until May 13, 2024.
[8]	The Portfolio operates as a “government money market fund.” The Portfolio will invest at least 99.5% of its total assets in U.S. government securities, cash, and/or repurchase agreements that are fully collateralized by U.S. government securities or cash.
[9]	This is the variable investment option’s new name. The variable investment option’s former name is Delaware Ivy VIP High Income which may continue to be used in certain documents for a period of time after the date of this prospectus.
[10]	Unless you specify otherwise, this charge will be deducted from the amount you request.
[11]	The charge for this service must be paid using funds outside of your policy. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.
[12]	The charge for this service may be less depending on the policy history you request. Please see “Deducting policy charges” under “More Information about policy charges” in this prospectus for more information.
[13]	“Total Annual Portfolio Operating Expenses” are for the year ended December 31, 2023, and may be based, in part, on estimated amounts of such expenses. Pursuant to a contract, Equitable Investment Management Group, LLC has agreed to make payments or waive its management, administrative and other fees to limit the expenses of certain affiliated Portfolios through April 30, 2025, (“Expense Limitation Arrangement”) (unless the Trust’s Board of Trustees consents to an earlier revision or termination of this agreement). The Expense Limitation Arrangement may be terminated by Equitable Investment Management Group, LLC at any time after April 30, 2025. The range of expense in the table below includes the effect of the Expense Limitation Arrangements.